UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments
June 30, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — 23.1%
Automotive — 0.1%
General Motors Acceptance Corp.
	$2,900,000	6.875%		09/15/11	$2,074,325

Banks — 4.9%
ANZ Capital Trust II(a)(b)
	3,500,000	5.360		12/15/49	3,183,453
Associates Corp. NA(c)
	2,000,000	8.550		07/15/09	2,079,398
Astoria Financial Corp.(b)
	4,600,000	5.750		10/15/12	4,215,603
Bank of America Corp.
	500,000	5.375		06/15/14	484,949
	3,250,000	5.750		12/01/17	3,052,127
	8,550,000	8.000	(b)(d)	01/30/49	8,010,239
Citigroup, Inc.
	2,000,000	7.250		10/15/11	2,091,572
	4,325,000	5.850		07/02/13	4,262,393
	6,050,000	6.875		03/05/38	5,896,367
	3,375,000	8.400	(b)(d)	04/30/49	3,208,309
Fleet Boston Financial Corp.
	450,000	7.375		12/01/09	466,110
Greater Bay Bancorp Series D
	2,900,000	5.125		04/15/10	2,974,388
HBOS Capital Funding LP(a)(b)(d)
	4,325,000	6.071		06/30/49	3,739,335
ING Capital Funding Trust III(b)(d)
	2,150,000	8.439		12/31/49	2,172,358
JPMorgan & Co., Inc.
	155,000	6.000		01/15/09	156,057
JPMorgan Chase & Co.
	7,950,000	6.000		01/15/18	7,707,259
	7,050,000	7.900	(b)(d)	04/30/49	6,610,362
JPMorgan Chase Bank NA
	4,475,000	6.000		10/01/17	4,371,470
MUFG Capital Finance 1 Ltd.(d)
	4,650,000	6.346		07/25/49	4,053,065
National Australia Bank Ltd.(b)
	2,000,000	8.600		05/19/10	2,122,960
PNC Bank NA
	3,075,000	6.875		04/01/18	3,030,070
Regions Financial Corp.
	4,500,000	7.000		03/01/11	4,436,236
Resona Bank Ltd.(a)(b)(d)
	3,500,000	5.850		04/15/49	3,010,662
EUR	2,675,000	4.125		09/27/49	3,478,184
Resona Preferred Global Securities Ltd.(a)(b)(d)
	$1,375,000	7.191		07/30/49	1,269,682
Royal Bank of Scotland Group PLC(b)
	4,500,000	9.118		03/31/49	4,534,457
	2,425,000	6.990	(a)(d)	10/05/49	2,182,568
Santander Issuances SA Unipersonal(a)(b)(d)
	1,600,000	5.805		06/20/16	1,546,006
	400,000	6.671		10/24/49	386,425

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Banks — (continued)
Sovereign Bank
	$2,550,000	4.375	%(b)(d)	08/01/13	$1,973,473
Union Planters Corp.
	150,000	7.750		03/01/11	151,439
Wachovia Bank NA
	5,000,000	7.875		02/15/10	5,234,543
Wells Fargo & Co.
	8,500,000	4.375		01/31/13	8,136,682
	1,850,000	5.625		12/11/17	1,770,582
Wells Fargo Bank NA
	1,000,000	6.450		02/01/11	1,052,222
Wells Fargo Capital XIII(b)(d)
	6,825,000	7.700		03/26/49	6,784,371

					119,835,376

Brokerage — 2.2%
Bear Stearns Cos., Inc.
	500,000	4.500		10/28/10	494,240
	4,775,000	6.400		10/02/17	4,730,928
	10,100,000	7.250		02/01/18	10,609,291
FMR Corp.(a)
	500,000	4.750		03/01/13	491,230
Lehman Brothers Capital Trust VII(b)(d)
	2,200,000	5.857		11/30/49	1,375,000
Lehman Brothers Holdings, Inc.
	4,500,000	5.250		02/06/12	4,258,503
EUR	2,650,000	5.375		10/17/12	3,710,869
	$1,375,000	5.625		01/24/13	1,305,175
	4,825,000	6.200		09/26/14	4,597,601
Merrill Lynch & Co., Inc.
	4,575,000	5.450		02/05/13	4,336,006
	2,950,000	6.400		08/28/17	2,740,607
Morgan Stanley
	2,300,000	5.750		08/31/12	2,250,707
	3,000,000	5.300	(b)	03/01/13	2,863,641
	9,925,000	6.625	(b)	04/01/18	9,473,501

					53,237,299

Captive Financial — 0.2%
International Lease Finance Corp.
	2,625,000	4.950		02/01/11	2,407,527
Nelnet, Inc.(b)
	2,580,000	5.125		06/01/10	2,423,222

					4,830,749

Diversified Manufacturing(b) — 0.1%
Tyco Electronics Group SA
	1,950,000	6.000		10/01/12	1,968,946

Electric(b) — 1.1%
Arizona Public Service Co.
	2,590,000	5.800		06/30/14	2,460,826
	4,425,000	6.250		08/01/16	4,280,469

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Electric(b) — (continued)
CenterPoint Energy, Inc. Series B
$550,000	7.250%	09/01/10	$567,383
Commonwealth Edison Co.
2,400,000	5.875	02/01/33	2,170,020
2,725,000	5.900	03/15/36	2,411,413
FirstEnergy Corp. Series C
3,150,000	7.375	11/15/31	3,406,895
MidAmerican Energy Holdings Co.
3,575,000	6.125	04/01/36	3,434,370
NiSource Finance Corp.(d)
5,000,000	3.208	11/23/09	4,860,665
Progress Energy, Inc.
50,000	5.625	01/15/16	49,522
2,250,000	7.750	03/01/31	2,586,821

			26,228,384

Energy(b) — 1.0%
Canadian Natural Resources Ltd.
2,250,000	5.150	02/01/13	2,253,899
2,050,000	5.700	05/15/17	2,010,397
2,675,000	6.500	02/15/37	2,623,747
EnCana Corp.
6,175,000	6.500	02/01/38	6,108,180
Kerr-McGee Corp.
4,575,000	6.950	07/01/24	4,764,105
Petro-Canada
3,300,000	6.050	05/15/18	3,252,114
Transocean, Inc.
3,675,000	6.800	03/15/38	3,745,628

			24,758,070

Entertainment — 0.1%
Time Warner Entertainment Co.
2,175,000	8.375	03/15/23	2,356,652

Environmental(b) — 0.1%
Waste Management, Inc.
2,000,000	7.375	08/01/10	2,085,588

Food & Beverage — 0.6%
Cargill, Inc.(a)(b)
6,425,000	6.000	11/27/17	6,388,146
General Mills, Inc.(b)
4,900,000	5.200	03/17/15	4,783,802
Kraft Foods, Inc.
2,375,000	6.500	08/11/17	2,378,023

			13,549,971

Gaming(b) — 0.1%
Harrah’s Operating Co., Inc.
2,475,000	5.500	07/01/10	2,224,406
MGM Mirage, Inc.
850,000	8.500	09/15/10	841,500

			3,065,906

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Health Care Services(b) — 0.3%
UnitedHealth Group, Inc.
$7,700,000	5.500%	11/15/12	$7,556,287

Life Insurance — 0.4%
American International Group, Inc.(b)
250,000	6.250	03/15/37	198,025
Americo Life, Inc.(a)(b)
1,600,000	7.875	05/01/13	1,619,617
Phoenix Life Insurance Co.(a)(b)
3,200,000	7.150	12/15/34	3,169,821
Principal Financial Group Australia(a)(b)
2,750,000	8.200	08/15/09	2,841,470
Reinsurance Group of America, Inc.
550,000	6.750	12/15/11	537,798
Symetra Financial Corp.(a)(b)(d)
3,100,000	8.300	10/15/37	2,704,058

			11,070,789

Media-Cable — 1.5%
Comcast Cable Communications Holdings, Inc.
7,395,000	8.375	03/15/13	8,183,647
2,050,000	9.455	11/15/22	2,453,279
Cox Communications, Inc.(b)
7,211,000	4.625	01/15/10	7,136,857
5,050,000	5.875 (a)	12/01/16	4,869,740
Rogers Cable, Inc.(b)
1,525,000	7.875	05/01/12	1,655,644
1,575,000	5.500	03/15/14	1,516,142
Time Warner Cable, Inc.(b)
8,050,000	5.400	07/02/12	7,968,687
150,000	6.550	05/01/37	137,697
Viacom, Inc.(b)
1,975,000	5.750	04/30/11	1,965,126

			35,886,819

Media-Non Cable(b) — 0.7%
AMFM, Inc.
5,325,000	8.000	11/01/08	5,414,120
News America, Inc.
2,750,000	6.400	12/15/35	2,602,375
4,400,000	6.650	11/15/37	4,288,948
Thomson Reuters Corp.
4,950,000	6.500	07/15/18	4,932,561

			17,238,004

Metals & Mining(b) — 0.5%
ArcelorMittal(a)
6,575,000	6.125	06/01/18	6,425,458
Inco Ltd.
5,550,000	5.700	10/15/15	5,269,355

			11,694,813

Noncaptive-Financial — 1.5%
American General Finance Corp.
2,525,000	5.900	09/15/12	2,433,090

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Noncaptive-Financial — (continued)
Countrywide Home Loans, Inc.
$1,150,000	6.250%	04/15/09	$1,128,438
3,050,000	5.625	07/15/09	2,912,750
1,750,000	4.125	09/15/09	1,636,250
GATX Financial Corp.(b)
5,775,000	5.125	04/15/10	5,766,106
General Electric Capital Corp.
3,000,000	7.375	01/19/10	3,144,700
1,300,000	6.000	06/15/12	1,343,402
HSBC Finance Corp.
250,000	8.000	07/15/10	263,723
8,375,000	5.700	06/01/11	8,442,134
1,000,000	6.375	10/15/11	1,027,684
PHH Corp.(b)
1,900,000	7.125	03/01/13	1,700,922
Residential Capital LLC(a)(b)
3,920,000	9.625	05/15/15	1,901,200
SLM Corp.
5,775,000	5.400	10/25/11	5,273,666

			36,974,065

Pipelines(b) — 1.4%
Boardwalk Pipelines LP
4,400,000	5.875	11/15/16	4,235,037
CenterPoint Energy Resources Corp. Series B
4,075,000	5.950	01/15/14	3,994,629
Energy Transfer Partners LP
2,175,000	5.650	08/01/12	2,191,413
6,450,000	5.950	02/01/15	6,363,356
3,200,000	6.700	07/01/18	3,225,298
Enterprise Products Operating LP
3,525,000	5.600	10/15/14	3,418,956
4,625,000	5.000	03/01/15	4,305,518
ONEOK Partners LP
2,625,000	6.650	10/01/36	2,487,591
2,900,000	6.850	10/15/37	2,817,721
Southern Natural Gas Co.(a)
1,650,000	5.900	04/01/17	1,602,648

			34,642,167

Property/Casualty Insurance — 1.5%
AON Capital Trust A
1,752,000	8.205	01/01/27	1,699,516
Arch Capital Group Ltd.(b)
3,200,000	7.350	05/01/34	3,244,250
Aspen Insurance Holdings Ltd.(b)
1,525,000	6.000	08/15/14	1,448,218
CNA Financial Corp.
98,000	6.600	12/15/08	98,734
500,000	5.850 (b)	12/15/14	477,180
Endurance Specialty Holdings Ltd.(b)
2,950,000	6.150	10/15/15	2,791,954
Hartford Financial Services Group, Inc.(b)
2,000,000	7.900	06/15/10	2,113,266
MetLife Capital Trust X(a)(b)(d)
2,000,000	9.250	04/08/38	2,153,598

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Property/Casualty Insurance — (continued)
QBE Insurance Group Ltd.(a)(b)(d)
$3,150,000	5.647%	07/01/23	$3,091,190
Swiss Re Capital I LP(a)(b)(d)
5,100,000	6.854	05/29/49	4,496,823
The Chubb Corp.(b)
1,125,000	6.500	05/15/38	1,075,043
4,225,000	6.375 (d)	03/29/67	3,926,910
White Mountains Reinsurance Group Ltd.(a)(b)
4,900,000	6.375	03/20/17	4,411,892
ZFS Finance USA Trust I(a)(b)(d)
4,000,000	6.150	12/15/65	3,648,016
ZFS Finance USA Trust IV(a)(b)(d)
3,050,000	5.875	05/09/32	2,782,027

			37,458,617

Real Estate Investment Trusts(b) — 1.1%
Brandywine Operating Partnership LP
3,740,000	4.500	11/01/09	3,593,949
Highwoods Properties, Inc.
3,525,000	5.850	03/15/17	3,044,349
iStar Financial, Inc.
2,200,000	5.650	09/15/11	1,804,000
iStar Financial, Inc. Series B
3,275,000	5.700	03/01/14	2,751,000
Liberty Property LP
1,100,000	7.250	03/15/11	1,108,094
Simon Property Group LP
6,625,000	6.125	05/30/18	6,444,773
Westfield Capital Corp.(a)
3,725,000	5.125	11/15/14	3,450,479
Westfield Group(a)
4,411,000	5.400	10/01/12	4,322,996

			26,519,640

Retailers(b) — 0.6%
CVS Caremark Corp.
4,525,000	5.750	06/01/17	4,450,568
Marks & Spencer PLC(a)
2,850,000	6.250	12/01/17	2,642,997
3,825,000	7.125	12/01/37	3,537,285
Nordstrom, Inc.
5,250,000	6.250	01/15/18	5,110,423

			15,741,273

Technology(b) — 0.4%
Computer Sciences Corp.(a)
4,725,000	6.500	03/15/18	4,747,883
Fiserv, Inc.
4,800,000	6.125	11/20/12	4,760,466

			9,508,349

Tobacco — 0.3%
Philip Morris International, Inc.
8,200,000	5.650	05/16/18	7,970,089

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Wireless Telecommunications(b) — 0.6%
America Movil SA de CV
$1,800,000	5.500%	03/01/14	$1,779,840
AT&T Wireless Services, Inc.
5,775,000	7.875	03/01/11	6,148,390
Sprint Capital Corp.
3,100,000	7.625	01/30/11	3,049,471
2,735,000	6.875	11/15/28	2,275,988
Telecom Italia Capital SA
2,475,000	4.875	10/01/10	2,441,023

			15,694,712

Wirelines Telecommunications — 1.8%
Ameritech Capital Funding
775,000	6.250	05/18/09	785,757
AT&T, Inc.(b)
2,725,000	4.125	09/15/09	2,726,346
BellSouth Corp.(b)
7,000,000	6.000	10/15/11	7,209,776
Deutsche Telekom International Finance BV
2,800,000	5.375 (b)	03/23/11	2,802,153
2,900,000	8.750	06/15/30	3,363,638
France Telecom SA(b)
5,750,000	7.750	03/01/11	6,111,461
Qwest Capital Funding, Inc.(b)
500,000	7.900	08/15/10	498,750
Telecom Italia Capital(b)
3,050,000	4.000	01/15/10	2,986,450
2,625,000	4.950	09/30/14	2,408,093
3,350,000	7.721	06/04/38	3,404,066
Telefonica Europe BV(b)
2,575,000	7.750	09/15/10	2,713,801
TPSA Finance BV(a)
2,200,000	7.750	12/10/08	2,226,327
Verizon Communications, Inc.(b)
2,750,000	6.100	04/15/18	2,733,100
4,125,000	6.400	02/15/38	3,841,369

			43,811,087

TOTAL CORPORATE BONDS			$565,757,977

Mortgage-Backed Obligations — 77.0%
Adjustable Rate Non-Agency(d) — 19.7%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$2,194,550	4.996%	04/25/35	$2,073,486
American Home Mortgage Assets Series 2007-1, Class A1
20,655,389	4.228	02/25/47	13,494,579
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
78,997	5.764	08/25/33	72,788
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
3,184,023	4.446	04/25/34	3,022,959

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(d) — (continued)
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
$8,025,553	5.077%	06/25/35	$7,629,291
Bear Stearns Adjustable Rate Mortgage Trust Series 2006-2, Class 3A2
727,893	5.750	07/25/36	611,530
Bear Stearns Alt-A Trust II Series 2007-1, Class 1A1
18,944,095	6.250	09/25/47	14,206,976
Bear Stearns Alt-A Trust Series 2005-8, Class 11A1
2,469,049	2.753	10/25/35	1,799,326
Bear Stearns Mortgage Funding Trust Series 2006-AR2, Class 1A1
20,217,552	2.683	09/25/46	14,752,887
Chase Mortgage Finance Corp. Series 2007-A1, Class 1A3
12,350,772	4.374	02/25/37	12,191,464
Chase Mortgage Finance Corp. Series 2007-A1, Class 4A1
5,809,107	4.496	02/25/37	5,730,982
Chase Mortgage Finance Corp. Series 2007-A1, Class 5A1
2,541,303	4.170	02/25/37	2,480,715
Countrywide Alternative Loan Trust Series 2005-38, Class A1
1,781,800	5.028	09/25/35	1,381,295
Countrywide Alternative Loan Trust Series 2005-51, Class 1A1
5,015,241	2.802	11/20/35	3,786,307
Countrywide Alternative Loan Trust Series 2005-51, Class 2A1
5,833,903	2.782	11/20/35	4,520,925
Countrywide Alternative Loan Trust Series 2005-51, Class 4A1
7,412,459	2.802	11/20/35	5,726,566
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
6,777,959	2.813	11/20/35	5,329,136
Countrywide Alternative Loan Trust Series 2005-62, Class 1A1
11,455,686	2.783	12/25/35	8,727,353
Countrywide Home Loan Trust Series 2003-37, Class 1A1
54,172	7.171	08/25/33	48,652
Countrywide Home Loan Trust Series 2004-HYB5, Class 2A1
7,721,940	4.829	04/20/35	7,613,817
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
2,708,996	4.544	11/20/34	2,341,655
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
10,466,325	4.904	08/20/35	8,445,720
Countrywide Home Loan Trust Series 2006-3, Class 1A1
4,224,336	2.723	03/25/36	3,163,760
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
62,393	6.631	03/25/33	60,030
Downey Savings & Loan Association Mortgage Loan Trust Series 2005-AR6, Class 2A1A
7,469,484	2.773	10/19/45	5,812,986
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1
1,091,689	4.750	12/25/34	1,073,776
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A
4,283,063	4.395	06/25/34	4,151,257
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
9,565,425	2.793	11/19/35	7,481,396

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(d) — (continued)
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
$6,443,608	5.741%	12/19/35	$4,852,739
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
1,615,070	2.723	01/19/36	1,276,420
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
9,124,667	2.733	01/19/36	6,824,523
Harborview Mortgage Loan Trust Series 2006-12, Class 2A2A
14,804,879	2.673	01/19/38	10,568,322
Impac CMB Trust Series 2005-06, Class 1A1
7,471,445	2.733	10/25/35	4,707,010
Impac Secured Assets Corp. Series 2005-2, Class A1W
7,723,053	2.733	03/25/36	4,988,881
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
4,975,157	5.366	08/25/35	4,117,194
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
5,259,535	5.431	09/25/35	3,909,136
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
7,668,088	2.703	04/25/46	5,386,985
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
8,967,868	2.693	05/25/46	6,287,863
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
6,185,891	4.203	07/25/35	6,075,098
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
2,414,342	4.741	07/25/35	2,372,764
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
1,692,432	4.070	07/25/35	1,661,257
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
6,491,195	4.766	07/25/35	6,374,319
Lehman XS Trust Series 2005-5N, Class 3A1A
8,529,841	2.783	11/25/35	6,636,478
Lehman XS Trust Series 2005-9N, Class 1A1
9,638,571	2.753	02/25/36	7,464,364
Luminent Mortgage Trust Series 2006-2, Class A1A
8,925,573	2.683	02/25/46	6,607,079
Luminent Mortgage Trust Series 2006-5, Class A1A
4,642,072	2.673	07/25/36	3,417,685
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
88,305	2.863	11/25/34	75,816
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
3,219,604	4.378	12/25/46	2,174,134
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
3,173,836	2.858	11/25/29	2,839,938
Mortgage IT Trust Series 2005-AR1, Class 1A1
8,741,775	2.733	11/25/35	6,786,805
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
7,949,989	4.528	01/25/46	6,125,563
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
23,400,851	6.549	11/25/37	16,568,071
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
7,572,819	5.203	09/25/35	7,179,979
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
6,755,337	5.180	09/25/35	6,204,355

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(d) — (continued)
Sequoia Mortgage Trust Series 2003-4, Class 1A2
$2,016,590	4.141%	07/20/33	$1,837,106
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
3,617,343	4.380	05/25/34	3,230,930
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
1,555,269	5.250	09/25/34	1,342,497
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
6,927,473	5.450	11/25/34	5,905,352
Structured Asset Mortgage Investments, Inc. Series 2006-AR1, Class 3A1
14,518,218	2.713	02/25/36	10,152,994
Structured Asset Mortgage Investments, Inc. Series 2006-AR2, Class A1
8,146,287	2.713	02/25/36	6,084,981
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
23,542,301	5.028	08/25/47	16,832,745
Structured Asset Securities Corp. Series 2003-26A, Class 3A4
755,798	4.776	09/25/33	746,617
Structured Asset Securities Corp. Series 2003-26A, Class 3A5
4,000,000	4.776	09/25/33	3,887,353
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
3,406,172	4.520	12/25/33	3,378,510
Thornburg Mortgage Securities Trust Series 2006-5, Class A1
21,485,398	2.603	09/25/46	20,124,713
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
4,837,038	4.243	06/25/34	4,717,301
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR08, Class 2A1A
7,971,522	2.773	07/25/45	6,154,939
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
4,846,860	2.803	08/25/45	3,643,856
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13, Class A1A1
8,882,525	2.773	10/25/45	6,915,925
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR09, Class 2A
20,706,799	4.368	11/25/46	14,764,027
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
3,699,917	4.448	09/25/46	2,616,409
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A2, Class 1A
6,495,066	4.228	03/25/47	4,456,147
Washington Mutual Series 2002-AR19, Class A7
184,689	6.510	02/25/33	173,911
Washington Mutual Series 2005-AR15, Class A1A1
10,200,360	2.743	11/25/45	7,800,840

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(d) — (continued)
Washington Mutual Series 2005-AR17, Series A1A1
$7,935,976	2.753%	12/25/45	$6,128,768
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1
21,957,530	6.599	12/28/37	17,500,283
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR06, Class 1A1
6,313,009	5.379	10/25/35	6,182,016
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR06, Class A1
17,180,084	5.034	04/25/35	16,105,693
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR02, Class 2A3
22,581,157	5.106	03/25/36	21,875,076

			481,773,381

Collateralized Mortgage Obligations — 0.7%
Interest Only(e) — 0.0%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
1,710,286	5.500	04/25/33	148,781
Countrywide Home Loan Trust Series 2003-42, Class 2X1(d)
2,262,063	0.359	10/25/33	792
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(d)(f)
328,413	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
111,212	5.500	04/25/33	2,206
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
41,758	5.750	05/25/33	218
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
133,140	5.500	06/25/33	3,681
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(d)(f)
1,654,406	0.000	07/25/33	2
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(d)(f)
2,120,645	0.000	08/25/33	2
FNMA REMIC Series 2004-47, Class EI(d)(f)
5,435,998	0.000	06/25/34	153,466
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR12, Class X(d)
9,050,418	0.476	02/25/34	14,481
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class AI0(d)
11,074,810	0.760	06/25/33	205,263

			528,892

Inverse Floaters(d) — 0.1%
FHLMC Series 1544, Class M
556	16.406	07/15/08	554
FNMA Series 1993-135, Class S
2,484	12.536	07/25/08	2,495
FNMA Series 1993-175, Class SA
14,534	13.000	09/25/08	14,544

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Inverse Floaters(d) — (continued)
GNMA Series 2001-48, Class SA
$172,482	18.456%	10/16/31	$197,475
GNMA Series 2001-51, Class SA
330,999	21.791	10/16/31	400,296
GNMA Series 2001-51, Class SB
342,071	18.456	10/16/31	391,846
GNMA Series 2001-59, Class SA
61,956	18.293	11/16/24	74,018
GNMA Series 2002-11, Class SA
170,429	26.034	02/16/32	221,129
GNMA Series 2002-13, Class SB
399,439	26.034	02/16/32	522,819

			1,825,176

Inverse Floating Rate — Interest Only(d)(e) — 0.0%
FNMA Series 2003-46, Class BS
9,437,257	5.218	04/25/17	730,926

Planned Amortization Class — 0.2%
FHLMC Series 2639, Class UL
265,208	4.750	03/15/22	266,302
FHLMC Series 2681, Class PC
1,500,000	5.000	01/15/19	1,517,467
FHLMC Series 2775, Class MC
1,458,800	5.000	08/15/27	1,478,528
FHLMC Series 2949, Class WV
2,000,000	5.000	12/15/20	1,957,478
FNMA Series 2003-134, Class ME
337,651	4.500	06/25/33	328,139
FNMA Series 2004-64, Class BA
217,483	5.000	03/25/34	216,606

			5,764,520

Regular Floater(d) — 0.3%
FHLMC REMIC Series 3038, Class XA(f)
494,908	0.000	09/15/35	474,192
FHLMC REMIC Series 3268, Class DO(f)
265,593	0.000	01/15/37	252,681
FHLMC REMIC Series 3325, Class SX(f)
1,746,377	0.000	06/15/37	1,836,734
FHLMC Series 3013, Class XH(f)
1,005,520	0.000	08/15/35	1,129,690
FHLMC Series 3138, Class X(f)
61,447	0.000	04/15/36	61,200
FHLMC Series 3273, Class TC(f)
651,969	0.000	02/15/37	681,877
FHLMC Series 3292, Class WA(f)
1,933,105	0.000	07/15/36	1,914,052
FNMA REMIC Series 2004-62, Class DI(e)(f)
2,481,724	0.000	07/25/33	111,682
FNMA REMIC Series 2004-71, Class DI(e)(f)
5,275,347	0.000	04/25/34	163,205

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(d) — (continued)
FNMA Series 1993-175, Class FA
$31,393	3.190%	09/25/08	$31,348
FNMA Series 2006-48, Class VF
593,496	2.833	02/25/20	584,453
FNMA Series 2006-81, Class LF(f)
227,291	0.000	09/25/36	231,440
FNMA Series 2007-27, Class XA(f)
250,819	0.000	05/25/35	260,418
FNMA Series 2007-53, Class UF(f)
81,695	0.000	06/25/37	84,042
FNMA Series 2007-56, Class GY(f)
294,323	0.000	06/25/37	322,437

			8,139,451

Sequential Fixed Rate — 0.1%
FHLMC Series 2664, Class MA
390,121	5.000	04/15/30	392,606
FHLMC Series 2796, Class AB
190,736	5.500	10/15/31	193,979
FNMA Series 2005-103, Class DA
401,254	5.000	06/25/16	406,880

			993,465

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$17,982,430

Commercial Mortgage-Backed Securities — 5.7%
Agency — 0.3%
FNMA
1,228,039	7.040	08/01/15	1,339,973
2,704,698	6.460	12/01/28	2,728,068
FNMA Series 2001-M2, Class C(d)
2,528,088	6.300	09/25/15	2,587,168

			6,655,209

Interest Only(a)(d)(e) — 0.0%
CS First Boston Mortgage Securities Corp. Series 2002-CKS4, Class ASP
23,309,953	1.543	11/15/36	429,383

Sequential Fixed Rate — 5.4%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
20,000,000	5.180	09/10/47	18,909,269
Banc of America Commercial Mortgage, Inc. Series 2006-4 Class A4
6,000,000	5.634	07/10/46	5,764,472
Commercial Mortgage Pass Through Certificates Series 2006-C7, Class A4
24,000,000	5.768	06/10/46	23,414,520
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A1
16,622,920	7.202	10/15/32	17,225,300
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
15,000,000	6.278	11/15/39	15,302,777

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Commercial Mortgage-Backed Securities — (continued)
Sequential Fixed Rate — (continued)
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
$9,000,000	4.954%	09/15/30	$8,433,954
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
10,175,000	5.197	11/15/30	9,659,129
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
12,000,000	5.156	02/15/31	11,275,169
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1, Class A2
3,521,865	7.560	11/15/31	3,606,833
Morgan Stanley Capital I Series 2006-T21, Class A4(g)
19,000,000	5.162	10/12/52	17,897,829

			131,489,252

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$138,573,844

Federal Agencies — 50.9%
Adjustable Rate FNMA(d) — 1.5%
32,871	4.890	06/01/33	33,108
3,822,792	4.891	07/01/34	3,836,156
16,035,582	4.103	09/01/34	16,220,868
10,874,528	5.333	05/01/35	10,903,780
5,322,960	4.058	06/01/35	5,311,517

			36,305,429

FHLMC — 6.1%
184,763	5.000	12/01/12	185,276
18,371	5.500	07/01/13	18,672
1,529,377	6.500	12/01/13	1,585,024
125,315	5.500	12/01/13	127,365
47,074	5.500	02/01/14	47,845
96,750	4.000	02/01/14	92,151
1,570,369	4.000	03/01/14	1,495,715
314,285	4.000	04/01/14	299,344
11,841	5.500	06/01/14	12,035
45,071	5.500	09/01/14	45,809
2,793	7.000	10/01/14	2,929
617,758	6.000	12/01/14	633,742
23,099	7.000	05/01/15	24,237
69,918	8.000	07/01/15	74,129
13,070	7.000	02/01/16	13,709
30,902	7.000	03/01/16	32,462
593,609	7.500	05/01/16	622,069
2,254	7.000	10/01/17	2,388
2,093,645	4.500	05/01/18	2,056,072
500,767	4.500	06/01/18	491,780
1,926,765	4.500	09/01/18	1,892,188
1,339,353	5.000	10/01/18	1,338,970
1,465,114	4.500	10/01/18	1,438,823
1,895,845	4.500	11/01/18	1,861,822
4,342,403	5.000	12/01/18	4,341,161
1,558,998	4.500	12/01/18	1,531,020
557,366	4.500	01/01/19	547,363
1,479,852	4.500	03/01/19	1,449,300
542,349	5.000	06/01/19	539,728

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$6,746,866	4.500%	06/01/19	$6,625,786
2,987,235	4.500	02/01/20	2,920,696
3,014,628	5.000	06/01/20	3,004,509
4,355,674	5.000	07/01/20	4,327,672
2,998,668	4.500	10/01/23	2,820,256
476,191	5.500	10/01/25	474,357
609,039	5.500	11/01/25	606,692
55,890	7.000	06/01/26	59,430
60,944	7.500	03/01/27	66,204
15,910	6.500	06/01/29	16,550
1,885,439	6.500	12/01/29	1,962,363
58,793	7.500	12/01/30	62,616
42,428	7.500	01/01/31	45,188
62,507	6.500	03/01/32	64,923
16,441	6.500	04/01/32	17,076
178,918	6.500	07/01/32	185,831
1,146,131	6.500	08/01/33	1,190,416
412,556	6.500	10/01/33	428,275
1,408,708	5.000	11/01/35	1,354,588
4,640,366	5.000	12/01/35	4,462,092
14,583,413	5.000	03/01/36	14,023,148
12,395,521	5.000	04/01/36	11,919,310
20,610,759	5.000	06/01/36	19,829,200
577,995	7.500	11/01/37	611,566
1,749,731	7.000	11/01/37	1,834,966
969,263	5.500	12/01/37	955,784
366,667	7.500	01/01/38	387,973
6,709,414	5.500	01/01/38	6,616,111
33,903,113	5.500	02/01/38	33,422,918
8,000,000	5.500	05/01/38	7,888,750

			150,988,374

FNMA — 43.3%
311,982	8.500	10/01/15	346,811
10,576	7.000	01/01/16	11,091
521,564	6.000	12/01/16	535,860
7,091,766	5.000	10/01/17	7,085,044
45,163,694	5.000	12/01/17	45,121,254
1,308,029	5.000	01/01/18	1,308,882
4,156,428	5.000	02/01/18	4,151,846
1,308,493	5.000	04/01/18	1,309,507
953,318	5.000	05/01/18	954,057
713,089	5.000	06/01/18	713,640
25,580,647	4.500	06/01/18	25,128,966
5,208,343	4.000	07/01/18	4,951,832
66,555	6.000	08/01/18	68,130
2,523,022	4.000	08/01/18	2,398,763
476,570	4.500	09/01/18	468,155
22,690,112	4.000	09/01/18	21,825,049
1,857,844	5.500	12/01/18	1,886,700
30,253,138	4.500	12/01/18	29,585,678
527,979	4.500	01/01/19	518,656
729,104	4.500	03/01/19	716,230
2,403,272	5.000	04/01/19	2,405,133
177,098	5.000	05/01/19	176,691
271,547	5.000	06/01/19	271,757
357,744	4.500	06/01/19	350,103

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$228,881	4.500%	07/01/19	$223,260
207,165	4.500	08/01/19	202,076
8,678,688	6.000	09/01/19	8,929,285
351,580	5.000	11/01/19	350,772
658,065	5.000	12/01/19	658,575
4,526,308	4.500	04/01/20	4,446,386
10,940,606	6.000	12/01/20	11,256,516
682,506	7.000	08/01/27	716,385
2,574,215	7.000	03/01/28	2,702,064
31,547	7.500	12/01/30	33,272
4,975	6.500	12/01/30	5,161
123,395	8.000	01/01/31	131,404
64,456	8.000	02/01/31	68,836
603,959	7.000	03/01/31	639,945
15,354	7.500	07/01/31	16,529
41,041	7.500	08/01/32	44,099
44,873	7.500	11/01/32	48,217
14,917	6.500	09/01/33	15,467
554,309	7.000	10/01/35	581,254
1,015,363	5.000	10/01/35	976,672
11,805,423	5.000	01/01/36	11,355,572
925,417	7.500	09/01/36	977,515
65,266	7.000	09/01/36	68,429
7,543,867	6.500	09/01/36	7,777,108
495,205	7.500	10/01/36	523,084
2,676,224	7.000	10/01/36	2,808,163
7,487,994	6.500	10/01/36	7,719,508
515,622	8.000	11/01/36	549,841
108,400	7.500	11/01/36	114,503
9,950,016	6.500	11/01/36	10,257,651
46,364	5.000	11/01/36	44,540
808,175	7.500	12/01/36	853,673
2,918,300	7.000	12/01/36	3,059,723
1,694,423	5.000	12/01/36	1,627,738
1,821,118	5.000	01/01/37	1,749,034
2,307,957	5.000	02/01/37	2,216,055
1,652,277	7.000	03/01/37	1,732,248
1,399,271	5.000	03/01/37	1,342,594
111,477,444	7.000	04/01/37	116,878,701
1,060,578	5.000	04/01/37	1,017,618
4,559,709	7.000	05/01/37	4,784,678
8,084,243	5.000	05/01/37	7,756,787
13,361,382	7.000	06/01/37	14,019,968
3,068,630	5.000	06/01/37	2,944,754
10,905,490	7.000	07/01/37	11,441,074
3,362,719	5.000	07/01/37	3,226,718
64,132	7.500	08/01/37	67,736
24,538,859	7.000	08/01/37	25,738,415
1,705,488	5.000	08/01/37	1,637,267
990,800	7.500	09/01/37	1,046,493
28,159,525	7.000	09/01/37	29,548,504
613,609	5.000	09/01/37	588,755
1,837,446	7.500	10/01/37	1,940,729
40,598,432	7.000	10/01/37	42,595,568
10,798,034	6.500	10/01/37	11,131,887
435,854	5.000	10/01/37	418,200
24,461,723	7.500	11/01/37	25,844,339
20,957,864	7.000	11/01/37	21,991,891

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$23,648,219	6.500%		11/01/37	$24,361,360
2,576,336	5.000		11/01/37	2,471,979
6,258,003	7.500		12/01/37	6,609,765
44,875,020	7.000		12/01/37	47,089,076
4,339,128	5.000		12/01/37	4,163,367
3,734,008	7.500		01/01/38	3,943,896
21,520,608	7.000		01/01/38	22,582,402
4,976,589	5.000		01/01/38	4,774,942
939,511	7.500		02/01/38	992,321
17,588,236	7.000		02/01/38	18,456,311
18,678,818	5.500		02/01/38	18,433,294
4,553,537	5.000		02/01/38	4,362,379
8,169,889	7.000		03/01/38	8,573,118
6,680,601	5.000		03/01/38	6,409,410
1,024,218	5.500		04/01/38	1,009,797
5,254,203	5.000		04/01/38	5,040,892
5,143,499	5.000		05/01/38	4,934,646
2,029,398	5.000		06/01/38	1,973,961
1,000,000	7.000	(h)	TBA-15yr	1,048,125
18,000,000	6.500	(h)	TBA-15yr	18,528,750
92,000,000	6.000	(h)	TBA-15yr	92,805,000
95,000,000	5.500	(h)	TBA-15yr	93,634,375
107,000,000	5.000	(h)	TBA-15yr	105,462,818

				1,061,395,055

GNMA — 0.0%
100	9.000		09/15/08	101

TOTAL FEDERAL AGENCIES				$1,248,688,959

TOTAL MORTGAGE-BACKED OBLIGATIONS				$1,887,018,614

Agency Debentures(b) — 0.0%
FNMA
$306,000	5.000%		06/16/28	$284,623
Small Business Administration
446,260	6.300		06/01/18	457,664

TOTAL AGENCY DEBENTURES				$742,287

Asset-Backed Securities(b) — 2.3%
Credit Card — 0.1%
MBNA Master Credit Card Trust II Series 1999-J, Class A
$3,000,000	7.000%		02/15/12	$3,105,330

Home Equity — 1.9%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(d)
11,068,345	3.483		10/25/37	9,961,511

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(d)
$3,400,000	3.733%	10/25/37	$2,210,000
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(d)
6,500,000	3.933	10/25/37	3,412,500
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7(d)
202	6.970	12/25/13	199
Countrywide Home Equity Loan Trust Series 2002-E, Class A(d)
1,322,371	2.731	10/15/28	823,722
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(d)
636,676	2.691	12/15/29	412,695
Countrywide Home Equity Loan Trust Series 2006-HW, Class 2A1B(d)
19,660,785	2.621	11/15/36	12,945,408
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
2,586,628	7.000	09/25/37	2,083,853
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
3,038,663	7.000	09/25/37	2,147,070
Household Home Equity Loan Trust Series 2007-3, Class APT(d)
11,367,230	3.682	11/20/36	9,589,331
Impac CMB Trust Series 2004-08, Class 1A(d)
930,688	3.203	10/25/34	370,194
Impac CMB Trust Series 2004-10, Class 2A(d)
1,117,461	2.803	03/25/35	501,553
Morgan Stanley Capital, Inc. Series 2004-HE1, Class A4(d)
4,071,384	2.853	01/25/34	3,627,351

			48,085,387

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
1,487,120	8.330	04/01/30	1,467,725

Utilities — 0.2%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
4,909,270	7.030	03/15/12	5,049,528

TOTAL ASSET-BACKED SECURITIES			$57,707,970

U.S. Treasury Obligations — 1.4%
United States Treasury Inflation Protected Securities(i)
$14,502,293	2.000%	01/15/26	$14,378,791
11,183,676	2.375	01/15/27	11,724,507
6,048,798	1.750	01/15/28	5,754,863
United States Treasury Principal-Only STRIPS(j)
560,000	0.000 (i)	05/15/18	366,442
1,800,000	0.000 (i)	08/15/20	1,031,112
400,000	0.000	08/15/27	161,489

TOTAL U.S. TREASURY OBLIGATIONS			$33,417,204

Emerging Market Debt(a)(d) — 0.3%
Regional Banks — 0.3%
VTB Capital (Vneshtorgbank)
$7,980,000	3.384%	08/01/08	$7,940,100

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Bonds(b) — 0.1%
Ohio — 0.1%
Buckeye Tobacco Settlement Financial Authority RB Asset-Backed Senior Turbo Series 2007 A-2
$1,725,000	5.125%	06/01/24	$1,557,934

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stock(b) — 0.1%
Fannie Mae
132,000	8.250%	12/31/45	$3,029,400

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT AND SECURITIES LENDING COLLATERAL — 104.3%			$2,557,171,486

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(k) — 2.2%
Joint Repurchase Agreement Account II
$53,300,000	2.666%	07/01/08	$53,300,000
Maturity Value: $53,303,947

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) — 0.9%
State Street Navigator Securities Lending Prime Portfolio
21,635,750	2.660%	$21,635,750

TOTAL INVESTMENTS — 107.4%		$2,632,107,236

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%		(181,257,500)

NET ASSETS — 100.0%		$2,450,849,736

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $116,274,710, which represents approximately 4.7% of net assets as of June 30, 2008.
(b) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(d) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(e) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.
(f) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(g) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(h) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $311,479,068 which represents approximately 12.7% of net assets as of June 30, 2008.
(i) All or a portion of security is on loan.
(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k) Joint repurchase agreement was entered into on June 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At June 30, 2008, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Australian Dollar	Purchase	09/17/08	$7,438,303	$7,519,945	$81,642
British Pound	Purchase	09/17/08	7,334,000	7,386,612	52,612
Canadian Dollar	Purchase	09/17/08	7,428,000	7,447,122	19,122
Japanese Yen	Purchase	09/17/08	7,428,000	7,510,052	82,052
Japanese Yen	Sale	09/17/08	7,528,000	7,515,893	12,107
New Zealand Dollar	Sale	09/17/08	7,559,608	7,522,842	36,766
Norwegian Krone	Purchase	09/17/08	7,528,000	7,639,607	111,607
Swiss Franc	Purchase	09/17/08	7,528,000	7,729,291	201,291

TOTAL					$597,199

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Australian Dollar	Sale	09/17/08	$7,428,000	$7,610,055	$(182,055)
British Pound	Sale	09/17/08	14,956,000	15,291,692	(335,692)
Canadian Dollar	Purchase	09/17/08	15,598,440	15,550,190	(48,250)
Canadian Dollar	Sale	09/17/08	7,528,000	7,534,879	(6,879)
Euro	Sale	07/09/08	12,564,134	12,752,322	(188,188)
Euro	Purchase	09/17/08	22,511,000	22,436,565	(74,435)
Euro	Sale	09/17/08	29,763,066	30,214,530	(451,464)
Japanese Yen	Purchase	09/17/08	7,179,761	7,156,976	(22,785)
New Zealand Dollar	Sale	09/17/08	7,528,000	7,546,277	(18,277)
Swiss Franc	Sale	09/17/08	7,628,297	7,772,938	(144,641)

TOTAL					$(1,472,666)

FORWARD SALES CONTRACTS — At June 30, 2008, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FHLMC	7.000%	TBA-15yr	07/14/08	$1,000,000	$1,048,125
FNMA	6.500	TBA-15yr	07/14/08	36,000,000	37,057,500
FNMA	7.000	TBA-15yr	07/14/08	137,000,000	143,593,125

TOTAL (Proceeds Receivable: $181,163,984)					$181,698,750

FUTURES CONTRACTS — At June 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(128)	September 2008	$(31,062,400)	$200,003
Eurodollars	(614)	December 2008	(148,618,700)	482,728
Eurodollars	(314)	March 2009	(75,893,800)	434,018
Eurodollars	(314)	June 2009	(75,728,950)	531,859
Eurodollars	(384)	September 2009	(92,366,400)	713,177
Eurodollars	(384)	December 2009	(92,097,600)	816,191
Federal Funds	600	November 2008	244,194,534	32,193
U.S. Treasury Bonds	2,209	September 2008	255,346,594	3,899,501
2 Year U.S. Treasury Notes	1,984	September 2008	419,027,002	1,127,399
5 Year U.S. Treasury Notes	(2,913)	September 2008	(322,045,806)	(971,089)
10 Year U.S. Treasury Notes	922	September 2008	105,035,969	12,746

TOTAL				$7,278,726

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
SWAP CONTRACTS — At June 30, 2008, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC		$100,000		10/14/08	3.514%	3 month LIBOR	$—	$318,142
		80,000		09/02/10	4.309	3 month LIBOR	—	2,110,379
		65,000		10/06/10	4.703	3 month LIBOR	—	1,765,153
		65,000		04/19/12	4.547	3 month LIBOR	—	1,268,440
		11,000		05/25/15	4.533	3 month LIBOR	—	69,381
		25,000		10/19/15	4.965	3 month LIBOR	—	841,332
		80,000		03/23/20	3 month LIBOR	5.108%	—	(3,667,971)
		10,000	(a)	12/17/28	5.000	3 month LIBOR	(254,237)	243,898
		10,000		04/09/35	5.266	3 month LIBOR	—	498,204
Bear Stearns & Co., Inc.		135,000		08/20/12	3 month LIBOR	5.282	—	(8,590,500)
		85,000		06/20/16	5.666	3 month LIBOR	—	6,459,361
Citibank NA	JPY	7,472,000	(a)	12/17/18	6 month JYOR	2.000	1,184,411	(1,577,238)
		7,472,000	(a)	12/17/18	2.000	6 month JYOR	(268,009)	660,836
Credit Suisse First Boston Corp.		$71,800	(a)	12/17/13	4.250	3 month LIBOR	441,806	(1,135,267)
		46,100	(a)	12/17/23	3 month LIBOR	4.750	566,234	394,738
Deutsche Bank Securities, Inc.	EUR	39,000	(a)	12/17/10	6 month EURO	4.500	885,506	52,229
		99,400	(a)	12/17/10	4.500	6 month EURO	(95,095)	(2,294,928)
		$32,930	(a)	12/24/10	3 month LIBOR	3.780	—	105,132
		41,700	(a)	12/29/10	3 month LIBOR	3.868	—	72,543
		25,810	(a)	12/29/10	3 month LIBOR	4.000	—	(19,466)
		47,030	(a)	01/07/11	3 month LIBOR	3.658	—	281,815
		39,440	(a)	01/28/11	3 month LIBOR	3.161	—	635,153
		30,200	(a)	12/17/11	3.750	3 month LIBOR	(27,672)	(347,877)
		239,700	(a)	12/17/13	4.250	3 month LIBOR	1,209,072	(3,524,152)
		41,900	(a)	12/17/13	3 month LIBOR	4.250	218,814	185,867
		61,900	(a)	12/17/15	3 month LIBOR	4.500	652,353	(175,327)
		28,750	(a)	12/24/15	4.520	3 month LIBOR	—	(197,950)
		36,500	(a)	12/29/15	4.630	3 month LIBOR	—	(20,681)
		22,600	(a)	12/29/15	4.745	3 month LIBOR	—	140,071
		41,000	(a)	01/07/16	4.487	3 month LIBOR	—	(385,584)
		34,200	(a)	01/28/16	4.224	3 month LIBOR	—	(883,374)
		24,600	(a)	12/17/18	4.750	3 month LIBOR	(300,045)	192,250
		11,900	(a)	12/17/28	3 month LIBOR	5.000	238,596	(226,292)
	EUR	43,100	(a)	12/17/38	5.000	6 month EURO	1,852,722	(1,454,361)
		$7,880	(a)	12/24/38	3 month LIBOR	5.011	—	33,519
		10,070	(a)	12/29/38	3 month LIBOR	5.121	—	(126,477)
		6,230	(a)	12/29/38	3 month LIBOR	5.215	—	(167,579)
		11,250	(a)	01/07/39	3 month LIBOR	5.017	—	44,273
		9,390	(a)	01/28/39	3 month LIBOR	4.939	—	157,109
JPMorgan Securities, Inc.		67,800	(a)	12/17/11	3.750	3 month LIBOR	(59,468)	(783,651)
		27,200	(a)	12/17/13	3 month LIBOR	4.250	646,785	(384,081)
		42,800	(a)	12/17/13	4.250	3 month LIBOR	278,098	(691,471)
		110,500	(a)	12/17/15	3 month LIBOR	4.500	1,506,818	(655,261)
		226,100	(a)	12/17/15	4.500	3 month LIBOR	898,987	(2,641,404)
		64,600	(a)	12/17/18	3 month LIBOR	4.750	444,442	(161,370)
		80,500	(a)	12/17/18	4.750	3 month LIBOR	290,158	(642,904)

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS—(continued)

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	by the Fund	Gain (Loss)

JPMorgan Securities, Inc.	$152,000	(a)	12/17/23	3 month LIBOR	4.750%	$1,951,288	$1,217,210
	25,100	(a)	12/17/28	5.000%	3 month LIBOR	(109,177)	83,225
	17,300	(a)	12/17/28	3 month LIBOR	5.000	(135,851)	153,739
	13,200	(a)	12/17/38	3 month LIBOR	5.000	137,234	(63,640)

TOTAL						$12,153,770	$(12,834,807)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2008.
CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rates (Paid)		Upfront Payments
	Referenced	Amount	Received by	Termination	received	Unrealized
Swap Counterparty	Obligation	(000s)	Fund	Date	by the Fund	Gain (Loss)

Protection Purchased:

Credit Suisse First Boston Corp.	Computer Sciences Corp. 5.00%, 02/15/13	$4,725	(1.180)%	03/20/18	$—	$(115,586)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index	150,000	(1.550)	06/20/13	(2,283,592)	1,236,422
JPMorgan Securities, Inc.	Nordstrom, Inc. 6.95%, 03/15/28	5,250	(0.870)	12/20/17	—	111,254

Protection Sold:

Credit Suisse First Boston Corp.	ABX-HE- AAA.07-1 Index	16,200	0.090	08/25/37	(3,739,185)	(4,484,272)

	ABX-HE- AAA.07-2 Index	8,000	0.760	01/25/38	(1,727,843)	(2,596,246)

TOTAL					$(7,750,620)	$(5,848,428)

TAX INFORMATION — At June 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$2,785,492,280

Gross unrealized gain	10,815,800
Gross unrealized loss	(164,200,844)

Net unrealized security loss	$(153,385,044)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments
June 30, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — 22.3%
Airlines — 0.0%
United Air Lines, Inc.
	$785	6.602%		09/01/13	$769

Banks — 5.3%
ANZ Capital Trust I(a)(b)
	250,000	4.484		01/29/49	242,091
Bank of America Corp.(b)(c)
	400,000	8.000		12/29/49	374,748
Bank of America N.A.(c)
	500,000	2.813		12/18/08	498,860
Barclays Bank PLC(c)
	830,000	2.798		03/13/09	828,893
Citigroup, Inc.
	525,000	4.125		02/22/10	519,620
HSBC Holdings PLC
	500,000	6.800		06/01/38	470,861
JPMorgan Chase & Co.
	375,000	6.000		01/15/18	363,550
	350,000	7.900	(b)(c)	04/30/49	328,174
JPMorgan Chase Capital XXII Series V(b)
	250,000	6.450		02/02/37	207,169
MUFG Capital Finance 1 Ltd.(b)(c)
	250,000	6.346		07/29/49	217,907
PNC Bank NA
	250,000	6.875		04/01/18	246,347
Rabobank Nederland(a)(c)
	500,000	2.728		04/06/09	499,511
Resona Preferred Global Securities Ltd.(a)(b)(c)
	300,000	7.191		12/29/49	277,021
Royal Bank of Scotland Group PLC(b)
	200,000	7.640	(c)	03/31/49	182,866
	175,000	9.118		03/31/49	176,340
	200,000	6.990	(a)(c)	10/05/49	180,006
UFJ Finance Aruba AEC
	30,000	6.750		07/15/13	31,374
Wachovia Corp.
	125,000	5.500		05/01/13	119,638
Wells Fargo & Co.
	400,000	4.375		01/31/13	382,903
	300,000	5.625		12/11/17	287,121
Wells Fargo Capital XIII(b)(c)
	375,000	7.700		03/26/49	372,768

					6,807,768

Brokerage — 3.1%
Bear Stearns Cos., Inc.
	50,000	6.400		10/02/17	49,539
	825,000	7.250		02/01/18	866,601
Citigroup Global Markets Holdings, Inc.(c)
	1,200,000	2.914		03/17/09	1,188,182
Lehman Brothers Capital Trust VII(b)(c)
	75,000	5.857		11/29/49	46,875
Lehman Brothers Holdings, Inc.
EUR	400,000	5.375		10/17/12	560,131

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Brokerage — (continued)
$125,000	5.625%		01/24/13	$118,652
Merrill Lynch & Co., Inc.
150,000	5.450		02/05/13	142,164
200,000	6.400		08/28/17	185,804
Morgan Stanley
550,000	2.960	(c)	01/09/12	511,158
325,000	6.625	(b)	04/01/18	310,215

				3,979,321

Captive Financial — 0.4%
General Electric Capital Corp.(b)(c)
200,000	6.375		11/15/67	189,162
International Lease Finance Corp.
125,000	4.950		02/01/11	114,644
VTB Capital SA(a)
150,000	6.609		10/31/12	146,448

				450,254

Chemicals(b) — 0.1%
Ferro Corp.
125,000	9.125		01/01/09	128,282

				128,282

Distributors(a)(b) — 0.7%
Ras Laffan Liquefied Natural Gas Co. Ltd.
25,872	3.437		09/15/09	25,917
Southern Star Central Gas Pipeline, Inc.
900,000	6.000		06/01/16	877,500

				903,417

Electric(b) — 1.2%
AEP Texas Central Co.
115,000	6.650		02/15/33	110,517
Arizona Public Service Co.
150,000	6.250		08/01/16	145,101
Commonwealth Edison Co.
75,000	5.800		03/15/18	73,213
150,000	5.875		02/01/33	135,626
125,000	5.900		03/15/36	110,615
MidAmerican Energy Holdings Co.
75,000	5.750	(a)	04/01/18	74,288
250,000	6.125		04/01/36	240,166
Nevada Power Co.
225,000	6.500		05/15/18	229,439
Progress Energy, Inc.
100,000	5.625		01/15/16	99,045
Scottish Power PLC
125,000	4.910		03/15/10	124,148
The AES Corp.
125,000	9.500		06/01/09	128,906

				1,471,064

Energy — 1.4%
Anadarko Petroleum Corp.(b)
325,000	5.950		09/15/16	325,175
Canadian Natural Resources Ltd.(b)
275,000	5.700		05/15/17	269,687

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Energy — (continued)
$75,000	6.500%	02/15/37	$73,563
Halliburton Co.(a)
25,000	7.600	08/15/96	27,607
Kerr-McGee Corp.(b)
75,000	6.950	07/01/24	78,100
Nexen, Inc.(b)
350,000	6.400	05/15/37	331,393
Transocean, Inc.(b)
175,000	6.800	03/15/38	178,363
Valero Energy Corp.(b)
375,000	6.625	06/15/37	343,818
XTO Energy, Inc.(b)
150,000	5.000	01/31/15	144,814

			1,772,520

Entertainment(b) — 0.1%
Universal City Development Partners
125,000	11.750	04/01/10	129,063

			129,063

Food & Beverage — 0.4%
Cargill, Inc.(a)(b)
250,000	5.200	01/22/13	247,600
Kraft Foods, Inc.
150,000	6.500	08/11/17	150,191
Land O’ Lakes, Inc.(b)
125,000	8.750	11/15/11	126,875

			524,666

Gaming(b) — 0.1%
Mohegan Tribal Gaming Authority
170,000	6.375	07/15/09	168,300

			168,300

Health Care Services(b)(d) — 0.1%
HCA, Inc.
125,000	9.625	11/15/16	128,438

			128,438

Life Insurance(b) — 0.3%
American International Group, Inc.
100,000	6.250	03/15/37	79,210
Americo Life, Inc.(a)
50,000	7.875	05/01/13	50,613
Phoenix Life Insurance Co.(a)
100,000	7.150	12/15/34	99,057
Symetra Financial Corp.(a)
100,000	6.125	04/01/16	88,213

			317,093

Media-Cable — 1.2%
Comcast Cable Communications Holdings, Inc.
200,000	10.625	07/15/12	229,874
175,000	9.455	11/15/22	211,571

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Media-Cable — (continued)
Cox Communications, Inc.(a)(b)
	$150,000	5.875%	12/01/16	$144,646
	300,000	6.250	06/01/18	292,858
CSC Holdings, Inc. Series B
	125,000	7.625	04/01/11	122,500
EchoStar DBS Corp.(b)
	125,000	7.125	02/01/16	115,313
Time Warner Cable, Inc.(b)
	250,000	5.400	07/02/12	247,475
	150,000	6.550	05/01/37	137,696

				1,501,933

Media-Non Cable(b) — 0.6%
AMFM, Inc.
	50,000	8.000	11/01/08	50,837
DIRECTV Holdings LLC
	125,000	8.375	03/15/13	128,438
News America, Inc.
	300,000	6.650	11/15/37	292,428
Thomson Reuters Corp.
	275,000	6.500	07/15/18	274,031

				745,734

Metals & Mining(b) — 0.4%
ArcelorMittal(a)
	450,000	6.125	06/01/18	439,765
GrafTech Finance, Inc.
	47,000	10.250	02/15/12	48,645

				488,410

Noncaptive-Financial — 0.7%
Countrywide Home Loans, Inc.
	50,000	6.250	04/15/09	49,063
	275,000	5.625	07/15/09	262,625
	25,000	4.125	09/15/09	23,375
GATX Financial Corp.(b)
	150,000	8.875	06/01/09	155,232
Pemex Project Funding Master Trust
	10,000	9.125	10/13/10	10,900
Residential Capital LLC(a)(b)
	140,000	9.625	05/15/15	67,900
SLM Corp.
	300,000	5.450	04/25/11	273,974

				843,069

Packaging(b)(c) — 0.1%
Impress Holdings BV
EUR	125,000	7.872	09/15/13	175,158

				175,158

Pipelines — 1.9%
Boardwalk Pipelines LP(b)
	$175,000	5.875	11/15/16	168,439
El Paso Corp.(b)
	500	7.750	01/15/32	497

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Pipelines — (continued)
Energy Transfer Partners LP(b)
$500,000	5.950%	02/01/15	$493,283
175,000	6.700	07/01/18	176,383
Enterprise Products Operating LP(b)
125,000	5.600	10/15/14	121,240
225,000	5.000	03/01/15	211,951
100,000	7.034 (c)	01/15/68	89,522
Gulf South Pipeline Co. LP(a)(b)
175,000	6.300	08/15/17	172,605
ONEOK Partners LP(b)
225,000	6.150	10/01/16	221,723
125,000	6.650	10/01/36	118,457
Southern Natural Gas Co.(a)(b)
50,000	5.900	04/01/17	48,565
Tennessee Gas Pipeline Co.
325,000	7.625	04/01/37	346,218
TEPPCO Partners LP(b)
275,000	6.650	04/15/18	277,293

			2,446,176

Property/Casualty Insurance — 1.0%
CNA Financial Corp.
150,000	7.250	11/15/23	139,161
Endurance Specialty Holdings Ltd.(b)
75,000	6.150	10/15/15	70,982
150,000	7.000	07/15/34	131,764
QBE Capital Funding II LP(a)(b)(c)
175,000	6.797	06/01/49	146,705
Swiss Re Capital I LP(a)(b)(c)
100,000	6.854	05/29/49	88,173
The Chubb Corp.(b)(c)
75,000	6.500	05/15/38	71,669
125,000	6.375	03/29/67	116,181
ZFS Finance USA Trust I(a)(b)(c)
500,000	6.150	12/15/65	456,002

			1,220,637

Real Estate Investment Trust(b) — 0.5%
iStar Financial, Inc. Series B
100,000	5.700	03/01/14	84,000
Simon Property Group LP
450,000	6.125	05/30/18	437,758
Westfield Capital Corp.(a)
150,000	5.125	11/15/14	138,946

			660,704

Technology(b) — 0.2%
Fiserv, Inc.
225,000	6.125	11/20/12	223,147

			223,147

Tobacco — 0.3%
Philip Morris International, Inc.
450,000	5.650	05/16/18	437,383

			437,383

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Wireless Telecommunications(b) — 0.8%
AT&T, Inc.
	$475,000	6.400%	05/15/38	$454,709
Hellas Telecommunications Luxembourg V(c)
EUR	125,000	8.247	10/15/12	180,078
Inmarsat Finance II PLC(e)
	$125,000	10.375	11/15/12	126,094
Sprint Capital Corp.
	375,000	6.875	11/15/28	312,064

				1,072,945

Wirelines Telecommunications — 1.4%
British Telecommunications PLC(b)
	250,000	9.125	12/15/30	300,521
Deutsche Telekom International Finance BV
	200,000	8.750	06/15/30	231,975
New England Telephone & Telegraph Co.(f)
	5,000	7.875	11/15/29	5,291
Nordic Telephone Co. Holdings(b)
EUR	125,000	8.250	05/01/16	178,110
Telecom Italia Capital(b)
	$175,000	6.200	07/18/11	176,483
	150,000	4.950	09/30/14	137,605
	300,000	7.721	06/04/38	304,842
Verizon Communications, Inc.(b)
	150,000	6.100	04/15/18	149,078
	300,000	6.400	02/15/38	279,372

				1,763,277

TOTAL CORPORATE BONDS				$28,359,528

Mortgage-Backed Obligations — 66.3%
Adjustable Rate Non-Agency(c) — 13.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
	$165,626	4.996%	04/25/35	$156,490
American Home Mortgage Assets Series 2007-1, Class A1
	860,641	4.228	02/25/47	562,274
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
	199,002	4.446	04/25/34	188,935
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
	535,037	5.077	06/25/35	508,619
Countrywide Alternative Loan Trust Series 2005-38, Class A3
	356,360	2.833	09/25/35	274,133
Countrywide Home Loan Trust Series 2004-HYB5, Class 2A1
	386,097	4.829	04/20/35	380,691
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
	189,000	4.544	11/20/34	163,371
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
	783,575	4.904	08/20/35	632,300
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1
	83,976	4.750	12/25/34	82,598

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A
$389,369	4.395%	06/25/34	$377,387
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
715,956	5.741	12/19/35	539,193
Harborview Mortgage Loan Trust Series 2006-10, Class 2A1A
810,982	2.663	11/19/36	570,721
Harborview Mortgage Loan Trust Series 2006-12, Class 2A2A
1,558,408	2.673	01/19/38	1,112,455
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
497,516	5.366	08/25/35	411,719
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
631,122	5.065	07/25/35	620,251
Lehman XS Trust Series 2006-2N, Class 1A1
1,663,219	2.743	02/25/46	1,218,916
Lehman XS Trust Series 2007-16N, Class 2A2
1,466,405	3.333	09/25/47	1,054,237
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
17,661	2.863	11/25/34	15,163
Master Adjustable Rate Mortgages Trust Series 2006-A2, Class 4A1B
804,901	4.728	12/25/46	570,912
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
712,495	5.363	10/25/34	700,302
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
567,856	4.528	01/25/46	437,540
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
975,036	6.549	11/25/37	690,336
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
688,438	5.203	09/25/35	652,725
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
750,593	5.180	09/25/35	689,373
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
245,839	4.380	05/25/34	219,578
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
97,204	5.250	09/25/34	83,906
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
443,036	5.450	11/25/34	377,668
Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 5A2
1,000,000	5.250	02/25/36	849,973
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
318,926	4.243	06/25/34	311,031
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR02, Class 1A1
765,765	5.298	03/25/37	748,762
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY3, Class 4A1
850,343	5.349	03/25/37	831,225

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR06, Class A1
$1,431,674	5.034%	04/25/35	$1,342,141

			17,374,925

Collateralized Mortgage Obligations — 1.3%
Planned Amortization Class — 0.4%
FNMA REMIC Series 2005-70, Class PA
530,632	5.500	08/25/35	536,893

Regular Floater(c)(g) — 0.2%
FHLMC REMIC Series 3038, Class XA
70,701	0.000	09/15/35	67,742
FHLMC REMIC Series 3167, Class X
68,012	0.000	06/15/36	63,487
FHLMC REMIC Series 3176, Class XI(h)
254,760	0.000	10/15/35	2,892
FHLMC REMIC Series 3268, Class DO
88,531	0.000	01/15/37	84,227

			218,348

Sequential Fixed Rate — 0.7%
FHLMC REMIC Series 3200, Class AD
864,605	5.500	05/15/29	877,889

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$1,633,130

Commercial Mortgage-Backed Securities — 4.7%
Sequential Fixed Rate — 4.7%
Banc of America Commercial Mortgage, Inc. Series 2002-2, Class A3
530,000	5.118	07/11/43	523,433
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
1,000,000	5.180	09/10/47	961,169
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class A4
1,000,000	5.540	09/11/41	957,771
GMAC Commercial Mortgage Securities, Inc. Series 2000-C3, Class A2
741,789	6.957	09/15/35	768,097
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP3, Class A4A
1,000,000	4.936	08/15/42	943,861
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class A4
700,000	5.440	06/12/47	651,069
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
1,207,000	5.156	02/15/31	1,135,895

			5,941,295

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$5,941,295

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — 46.7%
Adjustable Rate FHLMC(c) — 0.8%
$670,189	4.807%	09/01/35	$674,292
317,548	5.745	04/01/37	324,123

			998,415

FHLMC — 4.0%
352,786	5.000	05/01/18	351,963
338,495	5.500	05/01/33	335,539
746,254	5.500	06/01/37	735,876
793,198	7.500	08/01/37	839,269
819,895	7.000	11/01/37	859,834
968,660	5.500	02/01/38	954,941
1,000,000	5.500	06/01/38	986,094

			5,063,516

FNMA — 41.0%
3,048,363	4.500	06/01/18	2,994,537
822,377	4.500	01/01/19	804,372
195,770	6.000	02/01/19	200,934
354,460	5.000	05/01/19	354,734
450,788	4.000	06/01/19	429,250
461,635	5.000	08/01/19	460,575
400,400	6.000	08/01/19	410,961
433,934	6.000	09/01/19	446,464
781,878	5.500	06/01/20	793,089
5,000,000	5.000	08/01/20	4,992,936
547,030	6.000	12/01/20	562,826
502,084	5.000	01/01/21	499,079
680,415	6.000	04/01/21	699,065
275,785	6.000	06/01/21	283,059
212,637	5.500	07/01/21	214,429
166,245	6.000	07/01/21	170,388
669,334	6.000	12/01/32	679,330
104,473	6.000	02/01/34	105,940
1,944,114	5.500	11/01/34	1,923,207
1,119,795	5.500	02/01/35	1,107,752
311,162	5.000	11/01/35	299,226
1,073,220	5.000	01/01/36	1,032,325
184,803	4.500	03/01/36	171,357
1,312,293	5.000	03/01/36	1,261,955
2,534,810	5.000	07/01/36	2,435,051
209,552	6.500	09/01/36	216,031
32,633	7.000	09/01/36	34,214
208,000	6.500	10/01/36	214,430
963,170	6.000	11/01/36	973,084
276,389	6.500	11/01/36	284,934
816,864	5.000	02/01/37	783,777
950,853	5.000	03/01/37	913,431
502,984	7.000	03/01/37	527,359
963,874	5.000	04/01/37	924,832
316,893	7.000	04/01/37	332,250
28,663	7.000	08/01/37	30,052
2,792,899	7.000	09/01/37	2,930,696
288,160	6.500	10/01/37	297,069
894,453	7.000	10/01/37	938,583
798,357	8.000	10/01/37	851,316
1,944,563	7.000	11/01/37	2,040,505

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
247,817	5.000%	01/01/38	$237,754
257,882	5.000	02/01/38	247,411
546,010	5.500	02/01/38	538,833
2,814,427	5.500	03/01/38	2,777,433
479,684	5.000	04/01/38	460,206
3,578,956	5.500	04/01/38	3,528,565
999,900	5.000	06/01/38	959,299
6,000,000	5.000	TBA-15yr(i)	5,902,188
1,000,000	5.500	TBA-15yr(i)	985,625
1,000,000	6.000	TBA-15yr(i)	1,008,750

			52,271,468

GNMA — 0.9%
1,128,779	5.500	05/15/36	1,124,555

TOTAL FEDERAL AGENCIES			$59,457,954

TOTAL MORTGAGE-BACKED OBLIGATIONS			$84,407,304

Agency Debentures(j) — 2.1%
FHLB
$2,400,000	4.625%	09/11/20	$2,352,166
FNMA
300,000	4.625	05/01/13	299,266

TOTAL AGENCY DEBENTURES			$2,651,432

Asset-Backed Securities — 2.0%
Automotive — 0.3%
Nissan Auto Receivables Owner Trust Series 2006-C, Class A3
$434,701	5.440%	04/15/10	$438,431

Home Equity — 1.3%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2(c)
24,294	2.883	10/27/32	22,764
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1(c)
14,575	3.143	10/25/32	13,065
Bear Stearns Asset Backed Securities Trust Series 2003-2, Class A2(c)
6,293	2.933	03/25/43	5,936
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(c)
425,706	3.483	10/25/37	383,135
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(c)
150,000	3.733	10/25/37	97,500
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(c)
250,000	3.933	10/25/37	131,250
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1(c)
2,391	3.103	01/25/32	2,153
First Alliance Mortgage Loan Trust Series 1999-4, Class A2(c)
5,467	3.242	03/20/31	5,270

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	$86,221	7.000%	09/25/37	$69,462
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	130,228	7.000	09/25/37	92,017
Home Equity Asset Trust Series 2002-1, Class A4(c)
	257	3.083	11/25/32	173
Household Home Equity Loan Trust Series 2007-3, Class APT(c)
	437,202	3.682	11/20/36	368,821
Renaissance Home Equity Loan Trust Series 2003-2, Class A(c)
	3,066	2.923	08/25/33	2,855
Renaissance Home Equity Loan Trust Series 2003-3, Class A(c)
	10,420	2.983	12/25/33	8,566
Salomon Brothers Mortgage Securities VII Series 2002-CIT1, Class A(c)
	1,974	2.783	03/25/32	1,596
Saxon Asset Securities Trust Series 2002-1, Class AV2(c)
	195	3.023	01/25/32	195
Wells Fargo Home Equity Trust Series 2005-3, Class AI1A(a)(c)
	492,090	2.753	11/25/35	459,797

				1,664,555

Sallie Mae Student Loans(c) — 0.4%
SLM Student Loan Trust Series 2005-6 Class AJB
	500,000	2.930	07/27/26	496,644

TOTAL ASSET-BACKED SECURITIES				$2,599,630

Credit Linked Note — 0.1%
Brazil — 0.1%
Federal Republic of Brazil Inflation Linked
BRL	297,000	6.000%	12/31/17	$106,861

Foreign Debt Obligations — 4.0%
Sovereign — 1.9%
Hungary Government Bond
HUF	105,000,000	7.250%	06/12/12	$652,028
	204,520,000	6.000	10/24/12	1,210,970
Israel Government AID Bond
	$50,000	5.500	04/26/24	54,304
	40,000	5.500	09/18/33	44,024
Republic of Argentina
	293,750	3.092 (c)	08/03/12	247,258
	190,000	7.000	09/12/13	143,434
United Mexican States(c)
	30,000	3.410	01/13/09	30,030

				2,382,048

Supranational — 2.1%
European Investment Bank
	2,600,000	4.250	07/15/13	2,638,103

TOTAL FOREIGN DEBT OBLIGATIONS				$5,020,151

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Bonds — 1.4%
Arizona(c) — 0.5%
Phoenix Civic Improvement Corp. Wastewater System VRDN RB Refunding Senior Lien Series 2005 A (MBIA)
$625,000	7.750%	07/01/23	$625,000

Illinois(c) — 0.5%
Illinois Finance Authority VRDN RB Southern Illinois Health Care Series 2005 (FSA)
600,000	4.500	03/01/35	600,000

Michigan(c) — 0.2%
Michigan State University VRDN RB Series 2007 B (AMBAC)
415,000	2.423	02/15/37	333,121

New York(c) — 0.0%
New York City Municipal Water Finance Authority Water & Sewer Systems RB Residuals Series 2005-1105 (FSA)
10,000	8.390	06/15/34	10,324

Ohio — 0.2%
Buckeye Tobacco Settlement Financial Authority RB Asset-Backed Senior Turbo Series 2007 A-2
75,000	5.125	06/01/24	67,736
Buckeye Tobacco Settlement Financial Authority RB Asset-Backed Senior Turbo Series 2007 A-2 (BBB/Baa3)
75,000	5.875	06/01/30	66,846
Buckeye Tobacco Settlement Financial Authority RB Asset-Backed Senior Turbo Series 2007 A-2 (BBB/Baa3)
150,000	5.875	06/01/47	125,163

			259,745

TOTAL MUNICIPAL BONDS			$1,828,190

U.S. Treasury Obligations(k) — 1.4%
United States Treasury Inflation Protected Securities
$757,540	2.000%	01/15/26	$751,089
639,066	2.375	01/15/27	669,971
307,566	1.750	01/15/28	292,620

TOTAL U.S. TREASURY OBLIGATIONS			$1,713,680

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT AND SECURITIES LENDING COLLATERAL — 99.6%			$126,686,776

Repurchase Agreement(l) — 6.6%
Joint Repurchase Agreement Account II
$8,400,000	2.666%	07/01/08	$8,400,000
Maturity Value: $8,400,622

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 0.9%
State Street Navigator Securities Lending Prime Portfolio
1,206,375	2.660%	$1,206,375

TOTAL INVESTMENTS — 107.1%		$136,293,151

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(8,976,924)

NET ASSETS — 100.0%		$127,316,227

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,903,719, which represents approximately 4.6% of net assets as of June 30, 2008.
(b) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(d) Pay-in-kind security.
(e) This security is issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.
(f) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(g) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(h) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.
(i) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $7,896,563 which represents approximately 6.2% of net assets as of June 30, 2008.
(j) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(k) All or a portion of security is on loan.
(l) Joint repurchase agreement was entered into on June 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Assurance
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIB	— Stockholm Interbank Offered Rate
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At June 30, 2008, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Australian Dollar	Purchase	09/17/08	$415,143	$419,699	$4,556
British Pound	Purchase	09/17/08	397,000	399,848	2,848
Canadian Dollar	Purchase	09/17/08	403,000	404,037	1,037
Japanese Yen	Purchase	09/17/08	403,000	407,452	4,452
Japanese Yen	Sale	09/17/08	408,000	407,423	577
New Zealand Dollar	Sale	09/17/08	365,648	364,135	1,513
Norwegian Krone	Purchase	09/17/08	408,000	414,049	6,049
Swiss Franc	Purchase	09/17/08	408,000	418,910	10,910

TOTAL					$31,942

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Australian Dollar	Sale	09/17/08	$403,000	$412,877	$(9,877)
Brazilian Real	Sale	08/04/08	112,977	120,829	(7,852)
British Pound	Sale	09/17/08	811,000	829,203	(18,203)
Canadian Dollar	Purchase	09/17/08	819,496	816,961	(2,535)
Canadian Dollar	Sale	09/1708	408,000	408,373	(373)
Euro	Sale	07/09/08	1,097,106	1,111,749	(14,643)
Euro	Purchase	09/17/08	1,221,000	1,218,047	(2,953)
Euro	Sale	09/17/08	1,633,058	1,657,678	(24,620)
Hungarian Forint	Sale	08/15/08	1,764,482	1,943,680	(179,198)
Japanese Yen	Purchase	09/17/08	407,131	405,839	(1,292)
New Zealand Dollar	Sale	09/17/08	408,000	408,991	(991)
Swiss Franc	Sale	09/17/08	409,767	417,537	(7,770)

TOTAL					$(270,307)

FORWARD SALES CONTRACT — At June 30, 2008, the Fund had the following forward sales contract:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA (Proceeds Receivable: $1,972,734)	5.500%	TBA-30yr	07/14/08	$2,000,000	$1,971,250

FUTURES CONTRACTS — At June 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	16	September 2008	$3,882,800	$(10,287)
Eurodollars	(5)	September 2009	(1,202,688)	11,050
Eurodollars	(5)	December 2009	(1,199,188)	11,525
Eurodollars	(13)	March 2010	(3,111,713)	30,613
Federal Funds	6	August 2008	2,448,696	2,796
Federal Funds	6	September 2008	2,446,946	4,634
2 Year Euro-Schatz	(6)	September 2008	(966,634)	6,704
5 Year Euro-Bobl	(19)	September 2008	(3,164,363)	38,176
30 Year Euro-Buxl	12	September 2008	1,637,303	(10,744)
U.K. Life Long Gilt	(1)	September 2008	(207,929)	3,960
U.S. Treasury Bonds	138	September 2008	15,951,938	178,297
2 Year U.S. Treasury Notes	97	September 2008	20,486,703	75,227
5 Year U.S. Treasury Notes	(254)	September 2008	(28,080,891)	(176,314)
10 Year U.S. Treasury Notes	10	September 2008	1,139,219	2,951

TOTAL				$168,588

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
SWAP CONTRACTS — At June 30, 2008, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	by the Fund	Gain (Loss)

Barclays Bank PLC	EUR	2,330	(a)	06/11/10	6 month EURO	5.000%	$26,605	$(5,595)
	GBP	90	(a)	12/17/13	5.250%	6 month BP	(6,563)	988
	SEK	8,600	(a)	12/17/13	3 month STIB	4.750	(7,239)	52,113
		420	(a)	12/17/13	4.750	3 month STIB	(2,217)	26
		$40	(a)	12/17/13	3 month LIBOR	4.250	783	(397)
		1,850	(a)	12/17/13	4.250	3 month LIBOR	3,361	(21,228)
	EUR	570	(a)	07/04/17	4.750	6 month EURO	(17,310)	(895)
		210	(a)	12/17/18	6 month EURO	4.750	6,708	895
		590	(a)	12/17/18	4.750	6 month EURO	3,321	(24,680)
	SEK	9,100	(a)	12/17/18	3 month STIB	5.000	(31,881)	67,634
		2,000	(a)	12/17/18	5.000	3 month STIB	(7,328)	(531)
	EUR	240	(a)	12/17/38	6 month EURO	5.000	(113)	—
		230	(a)	12/17/38	5.000	6 month EURO	10,600	(8,476)
		$340	(a)	12/17/38	5.000	3 month LIBOR	(780)	—
Bear Stearns & Co., Inc.		4,400		08/20/12	3 month LIBOR	5.282	—	(279,987)
Citibank NA	SEK	800	(a)	12/17/13	4.750	3 month STIB	(3,871)	(298)
	JPY	188,000		04/25/18	1.645	6 month JYOR	—	(31,081)
	EUR	100	(a)	12/17/18	6 month EURO	4.750	2,685	935
	SEK	1,000	(a)	12/17/18	5.000	3 month STIB	(3,172)	(757)
	EUR	250(a)		12/17/38	5.000	6 month EURO	13,289	(10,979)
Credit Suisse First Boston Corp.		$7,300	(a)	12/17/13	4.250	3 month LIBOR	44,919	(115,424)
	SEK	1,000	(a)	12/17/18	5.000	3 month STIB	(3,353)	(576)
		$3,600	(a)	12/17/23	3 month LIBOR	4.750	44,218	30,826
		1,000	(a)	12/17/38	5.000	3 month LIBOR	(9,021)	3,446
Credit Suisse International (London)	EUR	920	(a)	12/17/10	6 month EURO	4.500	20,128	1,993
		2,240	(a)	03/18/11	4.774	6 month EURO	—	(33,764)
		1,500	(a)	03/18/11	4.792	6 month EURO	—	(10,921)
		250	(a)	12/17/13	4.500	6 month EURO	(9,013)	(1,077)
		$970	(a)	12/17/13	4.250	3 month LIBOR	797	(10,165)
	EUR	2,170	(a)	03/18/16	6 month EURO	4.668	—	67,928
		1,450	(a)	03/18/16	6 month EURO	4.696	—	21,089
		110	(a)	12/17/18	6 month EURO	4.750	3,044	938
	SEK	3,600	(a)	12/17/18	3 month STIB	5.000	(6,530)	20,674
	EUR	860	(a)	03/18/24	4.934	6 month EURO	—	(21,957)
		580	(a)	03/18/24	4.965	6 month EURO	—	(6,000)
		590	(a)	12/17/38	5.000	6 month EURO	27,636	(22,481)
	GBP	210	(a)	12/17/38	6 month BP	4.750	(7,449)	8,381
		$890	(a)	12/17/38	3 month LIBOR	5.000	(6,544)	11,506
Deutsche Bank Securities, Inc.	EUR	7,480	(a)	06/11/10	5.000	6 month EURO	5,422	(72,871)
		4,100	(a)	12/17/10	4.500	6 month EURO	20,142	(118,725)
	JPY	169,000	(a)	12/17/10	1.160	6 month JYOR	—	(5,637)
		263,000	(a)	12/17/10	1.181	6 month JYOR	—	(7,744)
		494,000	(a)	12/17/10	1.183	6 month JYOR	—	(14,426)
		$1,370	(a)	12/24/10	3 month LIBOR	3.780	—	4,374
		2,060	(a)	12/29/10	3 month LIBOR	3.868	—	3,584

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS — (continued)

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	by the Fund	Gain (Loss)

Deutsche Bank Securities, Inc.		$1,440	(a)	12/29/10	3 month LIBOR	4.000%	$—	$(1,086)
		3,440	(a)	01/07/11	3 month LIBOR	3.658	—	20,613
		2,420	(a)	01/28/11	3 month LIBOR	3.161	—	38,972
						Brazilian Interbank
	BRL	1,000		01/02/12	13.950%	Deposit Average	—	(12,762)
						Brazilian Interbank
		1,000		01/02/12	13.980	Deposit Average	—	(12,756)
	CAD	110	(a)	12/17/13	3 month CDOR	4.000	295	220
		$900	(a)	12/17/13	3 month LIBOR	4.250	4,700	3,992
		25,100	(a)	12/17/13	4.250	3 month LIBOR	113,789	(355,775)
	JPY	107,000	(a)	12/17/15	6 month JYOR	1.641	—	5,520
		176,000	(a)	12/17/15	6 month JYOR	1.691	—	3,654
		167,000	(a)	12/17/15	6 month JYOR	1.699	—	2,609
		138,000	(a)	12/17/15	6 month JYOR	1.703	—	1,882
		$1,200	(a)	12/24/15	4.520	3 month LIBOR	—	(8,262)
		1,800	(a)	12/29/15	4.630	3 month LIBOR	—	(1,020)
		1,300	(a)	12/29/15	4.745	3 month LIBOR	—	8,057
		3,000	(a)	01/07/16	4.487	3 month LIBOR	—	(28,213)
		2,100	(a)	01/28/16	4.224	3 month LIBOR	—	(54,242)
	EUR	1,820	(a)	07/04/17	6 month EURO	4.750	3,344	54,780
	JPY	142,000		06/16/18	6 month JYOR	2.075	—	(26,680)
	EUR	1,200	(a)	12/17/18	4.750	6 month EURO	22,138	(65,578)
		$2,400	(a)	12/17/18	4.750	3 month LIBOR	(22,669)	13,123
		700	(a)	12/17/28	3 month LIBOR	5.000	14,035	(13,311)
	EUR	180	(a)	12/17/38	6 month EURO	5.000	(2,293)	—
		600	(a)	12/17/38	5.000	6 month EURO	19,460	(13,915)
	JPY	22,000	(a)	12/17/38	2.540	6 month JYOR	—	234
		35,000	(a)	12/17/38	2.585	6 month JYOR	—	3,544
		33,000	(a)	12/17/38	2.594	6 month JYOR	—	3,920
		28,000	(a)	12/17/38	2.595	6 month JYOR	—	3,399
		$2,720	(a)	12/17/38	3 month LIBOR	5.000	59,745	(44,579)
		250	(a)	12/17/38	5.000	3 month LIBOR	(189)	—
		330	(a)	12/24/38	3 month LIBOR	5.011	—	1,404
		500	(a)	12/29/38	3 month LIBOR	5.121	—	(6,280)
		350	(a)	12/29/38	3 month LIBOR	5.215	—	(9,415)
		820	(a)	01/07/39	3 month LIBOR	5.017	—	3,227
		580	(a)	01/28/39	3 month LIBOR	4.939	—	9,704
						Brazilian Interbank
JPMorgan Securities, Inc.	BRL	1,790		01/04/10	12.395	Deposit Average	—	(31,007)
	EUR	2,480	(a)	06/11/10	6 month EURO	5.000	23,171	(808)
		1,050	(a)	12/17/10	6 month EURO	4.500	22,134	3,113
		4,910	(a)	12/17/10	4.500	6 month EURO	24,155	(142,213)
						Brazilian Interbank
	BRL	1,200		01/03/11	14.170	Deposit Average	—	(13,607)
		$1,400	(a)	12/17/13	3 month LIBOR	4.250	30,666	(17,144)
		4,400	(a)	12/17/13	4.250	3 month LIBOR	28,590	(71,086)
		12,200	(a)	12/17/15	3 month LIBOR	4.500	146,117	(52,099)
		14,000	(a)	12/17/15	4.500	3 month LIBOR	55,665	(163,554)
	EUR	600	(a)	07/04/17	4.750	6 month EURO	(14,511)	(4,651)
		110	(a)	12/17/18	6 month EURO	4.750	3,589	393
		50	(a)	12/17/18	6 month EURO	4.750	1,283	527
		460	(a)	12/17/18	4.750	6 month EURO	7,577	(24,229)
	SEK	1,000	(a)	12/17/18	5.000	3 month STIB	(3,719)	(150)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS — (continued)

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	by the Fund	Gain (Loss)

JPMorgan Securities, Inc.		500	(a)	12/17/18	5.000%	3 month STIB	$(1,491)	$(444)
		$2,700		12/17/18	3 month LIBOR	4.750%	15,583	(3,752)
		$1,900	(a)	12/17/18	4.750	3 month LIBOR	6,848	(15,174)
		14,400	(a)	12/17/23	3 month LIBOR	4.750	204,125	95,601
		900	(a)	12/17/28	3 month LIBOR	5.000	(7,067)	7,998
		1,400	(a)	12/17/28	5.000	3 month LIBOR	(5,978)	4,530
	EUR	280	(a)	12/17/38	6 month EURO	5.000	(13,825)	11,237
		$2,290	(a)	12/17/38	5.000	3 month LIBOR	(29,456)	16,688
Lehman Brothers International (Europe)	EUR	2,670	(a)	06/11/10	6 month EURO	5.000	20,989	3,087
		1,120	(a)	12/17/10	6 month EURO	4.500	24,203	2,727
		2,170	(a)	03/18/11	4.328	6 month EURO	—	(59,910)
		1,470	(a)	03/18/11	4.400	6 month EURO	—	(37,604)
		1,400	(a)	03/18/16	6 month EURO	4.470	—	68,123
		2,070	(a)	03/18/16	6 month EURO	4.500	—	95,292
		650	(a)	07/04/17	4.750	6 month EURO	(12,783)	(7,976)
		550	(a)	03/18/24	4.793	6 month EURO	—	(26,254)
		820	(a)	03/18/24	4.875	6 month EURO	—	(28,542)
		790	(a)	12/17/38	6 month EURO	5.000	(29,292)	22,957
		640	(a)	12/17/38	5.000	6 month EURO	20,695	(14,780)
		$990	(a)	12/17/38	3 month LIBOR	5.000	(7,146)	12,666
		1,090	(a)	12/17/38	5.000	3 month LIBOR	(13,164)	7,208
Merrill Lynch Capital Markets	JPY	46,000		04/28/18	1.673	6 month JYOR	—	(6,570)
	CAD	400		06/03/13	3.756	3 month CDOR	—	(3,829)
		410		06/04/13	3.681	3 month CDOR	—	(5,253)
		500		06/11/13	4.053	3 month CDOR	—	1,561
Morgan Stanley Capital Services, Inc.	EUR	1,450	(a)	12/17/13	6 month EURO	4.500	(17,402)	75,926
	GBP	750	(a)	12/17/13	5.250	6 month BP	1,018	(47,478)
	JPY	102,000		04/25/18	1.624	6 month JYOR	—	(18,830)
	SEK	3,600	(a)	12/17/18	3 month STIB	5.000	(5,664)	19,808
Royal Bank of Canada	CAD	370		04/23/13	3 month CDOR	3.740	—	3,521
		740		04/24/13	3 month CDOR	3.826	—	4,227
		370		04/25/13	3 month CDOR	3.899	—	914
		470		04/29/13	3 month CDOR	3.802	—	3,278
		270		04/30/13	3 month CDOR	3.750	—	2,515
		290		06/05/13	3.793	3 month CDOR	—	(2,260)
		370		06/10/13	4.080	3 month CDOR	—	1,605
		200	(a)	06/17/13	3 month CDOR	4.000	(13)	949
		270	(a)	12/17/13	3 month CDOR	4.000	2,042	(778)
The Royal Bank of Scotland	EUR	120	(a)	12/17/18	6 month EURO	4.750	3,805	539
	SEK	1,200	(a)	12/17/18	5.000	3 month STIB	(4,389)	(255)
	EUR	250	(a)	12/17/38	6 month EURO	5.000	(7,037)	4,726
		$340	(a)	12/17/38	5.000	3 month LIBOR	(1,890)	(6)
UBS AG (London)	GBP	80	(a)	12/17/13	5.250	6 month BP	(4,820)	(136)
	JPY	11,000	(a)	12/17/13	6 month JYOR	1.500	1,295	(880)
		15,000	(a)	12/17/13	6 month JYOR	1.500	683	(117)
		87,000	(a)	12/17/13	1.500	6 month JYOR	(1,840)	(1,324)
		9,000	(a)	12/17/13	1.500	6 month JYOR	(918)	579
	SEK	420	(a)	12/17/13	3 month STIB	4.750	1,116	1,076
	JPY	200,000		06/13/18	6 month JYOR	2.099	—	(41,880)
		$430	(a)	12/17/38	3 month LIBOR	5.000	(3,174)	5,571

TOTAL							$783,399	$(1,370,000)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2008.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rates (Paid)		Upfront Payments
		Amount	Received by	Termination	received	Unrealized
Swap Counterparty	Referenced Obligation	(000s)	Fund	Date	by the Fund	Gain (Loss)

Protection Purchased:
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index	$10,000	(1.550)%	06/20/13	$(152,239)	$43,678
Protection Sold:
Credit Suisse First Boston Corp.	ABX.HE AAA 07-1 Index	900	0.090	08/25/37	(207,733)	(249,126)
	ABX.HE AAA 07-2 Index	600	0.760	01/25/38	(151,976)	(172,326)
Deutsche Bank Securities, Inc.	ABX.HE AAA 06-2 Index	600	0.110	05/25/46	(77,116)	(107,193)

TOTAL					$(589,064)	$(484,967)

TAX INFORMATION — At June 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$140,835,674

Gross unrealized gain	776,483
Gross unrealized loss	(5,319,006)

Net unrealized security loss	$(4,542,523)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments
June 30, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Sovereign Debt Obligations — 37.2%
Australian Dollar — 0.1%
Australia Government Bond
AUD	1,100,000	6.000%	02/15/17	$1,022,720

British Pound — 2.5%
United Kingdom Treasury
GBP	1,300,000	8.750	08/25/17	3,223,523
	7,240,000	8.000	06/07/21	18,135,548
	1,150,000	4.750	12/07/30	2,217,098
	3,580,000	4.250	06/07/32	6,493,325

				30,069,494

Canadian Dollar — 1.7%
Government of Canada
CAD	3,900,000	4.500	06/01/15	4,036,846
	10,450,000	5.750	06/01/29	12,563,878
Quebec Province of Canada
	$3,350,000	5.125	11/14/16	3,460,830

				20,061,554

Danish Krone — 0.6%
Kingdom of Denmark
DKK	20,000,000	6.000	11/15/09	4,275,480
	16,000,000	4.000	11/15/15	3,181,769

				7,457,249

Euro — 19.5%
Federal Republic of Germany
EUR	200,000	4.000	07/04/16	301,463
	4,750,000	6.250	01/04/24	8,547,191
	6,260,000	4.750	07/04/28	9,610,155
	3,400,000	5.500	01/04/31	5,725,069
	50,000	4.000	01/04/37	68,076
	16,520,000	4.250	07/04/39	23,440,411
Government of France
	4,200,000	3.500	04/25/15	6,133,803
	5,500,000	3.750	04/25/21	7,703,474
	5,300,000	5.500	04/25/29	8,841,010
Kingdom of Belgium
	17,500,000	5.000	09/28/12	27,661,728
Kingdom of Spain
	10,000,000	4.400	01/31/15	15,341,609
Kingdom of The Netherlands
	29,800,000	4.250	07/15/13	45,802,447
Republic of Austria
	2,860,000	3.800 (a)	10/20/13	4,295,795
	13,650,000	3.500	07/15/15	19,857,492
Republic of Italy
	12,300,000	4.250	10/15/12	18,784,776
	12,980,000	4.500	02/01/18	19,485,266
	7,120,000	6.000	05/01/31	12,060,041

				233,659,806

Japanese Yen — 11.8%
Government of Japan
JPY	3,100,000,000	0.800	12/20/10	29,237,509
	1,000,000,000	1.300	06/20/12	9,505,382
	3,000,000,000	1.500	06/20/12	28,734,934
	1,102,000,000	1.700	09/20/16	10,601,347
	1,124,000,000	1.700	12/20/16	10,796,518

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Sovereign Debt Obligations — (continued)
Japanese Yen — (continued)
JPY	400,000,000	1.900%	06/20/25	$3,674,949
	1,325,000,000	2.000	12/20/25	12,250,457
	430,000,000	2.100	12/20/26	3,995,070
	350,000,000	2.100	12/20/27	3,249,688
	285,000,000	2.500	09/20/34	2,734,301
Government of Japan CPI Linked Bond
	85,765,000	0.800	12/10/15	800,344
	84,000,000	1.600	03/20/16	804,264
	171,870,000	1.000	06/10/16	1,614,544
	727,338,000	1.100	09/10/16	6,887,398
	1,773,064,000	1.100	12/10/16	16,756,319

				141,643,024

Polish Zloty — 0.6%
Government of Poland
PLN	16,000,000	4.750	04/25/12	6,990,432

Swedish Krona — 0.4%
Kingdom of Sweden
SEK	11,000,000	6.750	05/05/14	2,018,647
	20,000,000	4.500	08/12/15	3,301,314

				5,319,961

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$446,224,240

Corporate Bonds — 21.7%
Banks — 9.5%
Alliance & Leicester PLC(b)
	$2,600,000	2.760%	01/12/10	$2,458,430
Australia & New Zealand Banking Group Ltd.
EUR	1,400,000	5.250	05/20/13	2,115,595
Banca Popolare di Bergamo Capital Trust(b)
	1,180,000	8.364	12/29/49	1,858,038
Bancaja Emisiones SA Unipersonal(b)
	500,000	4.625	11/17/49	516,674
Banco Popolare Scarl(b)
	1,850,000	6.156	06/21/49	2,272,894
Bank of America Corp.(b)
	$8,800,000	8.000	12/29/49	8,244,456
BayernLB Capital Trust I(b)
	3,250,000	6.203	02/28/49	2,304,250
Caja de Ahorros de Valencia Castellon y Alicante(b)
EUR	2,100,000	4.375	03/03/49	1,985,925
Citicorp
DEM	4,500,000	6.250	09/19/09	3,577,624
Citigroup, Inc.
	$3,350,000	6.875	03/05/38	3,264,931
Deutsche Postbank Funding Trust IV(b)
EUR	950,000	5.983	06/29/49	1,261,427
Dexia Funding Luxembourg(b)
	1,922,000	4.892	11/30/49	2,230,353
HSBC Holdings PLC
	$3,900,000	6.800	06/01/38	3,672,716

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Banks — (continued)
Instituto de Credito Oficial MTN
	$2,100,000	4.625%	10/26/10	$2,150,381
Intesa Sanpaolo SPA
EUR	2,000,000	5.000	04/28/11	3,078,738
	2,350,000	6.625	05/08/18	3,532,966
	2,050,000	8.047 (b)	06/20/49	3,139,833
JPMorgan Chase & Co.(b)
	$4,350,000	7.900	04/30/49	4,078,734
Kreditanstalt fuer Wiederaufbau MTN
EUR	6,250,000	4.375	07/04/18	9,296,150
Landwirtschaftliche Rentenbank
	$8,940,000	5.000	11/08/16	9,309,400
Nordea Bank Finland PLC
	1,010,000	6.500	04/01/09	1,019,565
OTP Bank PLC
EUR	850,000	5.270	09/19/16	1,079,936
RBS Capital Trust I(b)
	$860,000	4.709	12/29/49	747,370
Resona Bank Ltd. MTN(b)
EUR	1,180,000	3.750	04/15/15	1,732,393
Resona Preferred Global Securities Ltd.(a)(b)
	$2,500,000	7.191	07/30/49	2,308,513
Royal Bank of Scotland Group PLC
EUR	2,000,000	5.250	05/15/13	3,018,824
	2,350,000	6.934	04/09/18	3,700,038
Santander International Debt SA
	1,850,000	5.125	04/11/11	2,851,075
Schieneninfrastructurfinanzierungs-Gesellschaft mBH MTN
	$760,000	4.625	11/21/13	774,933
Societe Generale
EUR	2,100,000	7.756	05/22/49	3,158,570
St. George Bank Ltd.
	850,000	6.500	06/24/13	1,321,171
U.S. Bank NA
	2,450,000	4.375	02/28/17	3,408,534
UBS AG London
GBP	3,450,000	6.625	04/11/18	6,695,143
UniCredit SPA
EUR	3,600,000	5.750	09/26/17	5,473,877
UT2 Funding PLC
	1,350,000	5.321	06/30/16	1,592,006
Wachovia Bank NA
	1,750,000	6.000	05/23/13	2,613,557
Washington Mutual Bank
GBP	500,000	5.500	06/10/19	657,808
Wells Fargo Capital XIII(b)
	$1,750,000	7.700	03/26/49	1,739,582

				114,242,410

Brokerage — 1.9%
Bear Stearns & Co., Inc.
	2,410,000	5.850	07/19/10	2,447,399
	200,000	7.250	02/01/18	210,085

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Brokerage — (continued)
Lehman Brothers Holdings, Inc.
EUR	3,100,000	5.375%	10/17/12	$4,341,016
	$4,500,000	6.200	09/26/14	4,287,918
Merrill Lynch & Co., Inc.
	1,700,000	6.400	08/28/17	1,579,333
Morgan Stanley
EUR	6,850,000	5.500	10/02/17	9,571,646

				22,437,397

Capital Goods(a) — 0.1%
Bombardier, Inc.
	250,000	6.300	05/01/14	238,125
	360,000	7.450	05/01/34	340,200

				578,325

Communications — 3.7%
AMFM, Inc.
	900,000	8.000	11/01/08	915,063
AT&T, Inc.
	3,300,000	5.600	05/15/18	3,219,747
Bell Atlantic New Jersey, Inc.
	65,000	8.000	06/01/22	70,817
British Telecommunications PLC
EUR	1,450,000	5.250	01/22/13	2,182,618
	3,000,000	6.500	07/07/15	4,681,552
Comcast Cable Communications Holdings, Inc.
	$170,000	9.455	11/15/22	203,443
Comcast Corp.
	8,400,000	5.700	05/15/18	7,969,265
Cox Communications, Inc.
	1,850,000	4.625	01/15/10	1,830,978
Deutsche Telekom International Finance BV
	230,000	8.250	06/15/30	266,771
Koninklijke (Royal) KPN NV
EUR	7,950,000	4.750	05/29/14	11,478,360
Telecom Italia Finance SA
	1,349,000	7.750	01/24/33	2,129,818
	$450,000	6.000	09/30/34	380,639
	400,000	7.200	07/18/36	386,780
Telefonica Emisiones SAU
EUR	2,250,000	5.580	06/12/13	3,463,446
	$2,650,000	7.045	06/20/36	2,737,514
Time Warner Cable, Inc.
	2,600,000	6.550	05/01/37	2,386,738

				44,303,549

Consumer Noncyclical — 1.0%
BAT International Finance PLC
EUR	3,150,000	5.875	03/12/15	4,770,563
Casino Guichard-Perrachon SA
	2,200,000	6.375	04/04/13	3,387,164
	1,750,000	4.875	04/10/14	2,480,862
Imperial Tobacco Overseas BV
	$1,410,000	7.125	04/01/09	1,420,574

				12,059,163

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Energy — 0.5%
Canadian Natural Resources Ltd.
	$1,100,000	6.750%	02/01/39	$1,102,330
Transocean, Inc.
	1,716,000	6.800	03/15/38	1,748,979
XTO Energy, Inc.
	3,250,000	5.500	06/15/18	3,103,688

				5,954,997

Financial Companies — 1.3%
American Express Centurion
	3,250,000	5.200	11/26/10	3,244,158
Capital One Financial Corp.
	4,540,000	5.700	09/15/11	4,361,197
Countrywide Home Loans, Inc.
	1,766,000	6.250	04/15/09	1,732,887
	950,000	5.625	07/15/09	907,250
GE Capital Euro Funding
EUR	1,100,000	5.250	05/18/15	1,666,422
International Lease Finance Corp.
	$1,000,000	4.950	02/01/11	917,153
SLM Corp.
	3,475,000	8.450	06/15/18	3,333,693

				16,162,760

Insurance — 2.9%
Allianz Finance II B.V.
EUR	2,050,000	5.000	03/06/13	3,127,810
American International Group, Inc.(b)
	4,650,000	4.875	03/15/67	5,461,233
Aviva PLC(b)
	2,250,000	6.875	05/22/38	3,299,144
AXA SA(b)
	2,280,000	5.777	07/06/49	3,130,490
	2,500,000	6.211	10/05/49	3,415,181
CNA Financial Corp.
	$420,000	6.600	12/15/08	423,146
Endurance Specialty Holdings Ltd.
	20,000	7.000	07/15/34	17,569
Old Mutual PLC(b)
EUR	2,950,000	4.500	01/18/17	4,087,949
Resolution PLC(b)
GBP	1,950,000	6.586	04/25/49	2,475,174
SL Finance PLC(b)
EUR	650,000	5.314	01/06/49	825,136
GBP	2,850,000	6.546	01/06/49	4,679,118
Swiss Re Capital I LP(a)(b)
	$1,400,000	6.854	05/25/49	1,234,422
ZFS Finance USA Trust IV(a)(b)
	1,050,000	5.875	05/09/32	957,747
ZFS Finance USA Trust V(a)(b)
	1,900,000	6.500	05/09/37	1,674,128

				34,808,247

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Metals & Mining — 0.3%
Glencore Finance Europe SA
EUR	2,450,000	7.125%	04/23/15	$3,707,125

Natural Gas — 0.2%
Enterprise Products Partners L.P.
	$2,300,000	6.500	01/31/19	2,312,190

Real Estate Investment Trust — 0.2%
Simon Property Group LP
	2,700,000	5.600	09/01/11	2,670,252

Transportation — 0.1%
OeBB Infrastruktur Bau AG
	810,000	4.750	10/28/13	827,750

TOTAL CORPORATE BONDS				$260,064,165

Foreign Debt Obligation — 0.9%
Supranational — 0.9%
European Investment Bank
EUR	6,750,000	4.250%	10/15/14	$10,218,915

Asset-Backed Securities — 0.6%
Home Equity — 0.6%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(b)
	$4,938,185	3.483%	10/25/37	$4,444,366
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
	1,600,000	3.733	10/25/37	1,040,000
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
	2,900,000	3.933	10/25/37	1,522,500
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	280,218	7.000	09/25/37	225,751
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	282,161	7.000	09/25/37	199,371

				7,431,988

TOTAL ASSET-BACKED SECURITIES				$7,431,988

Mortgage-Backed Obligations — 33.2%
Collateralized Mortgage Obligations — 6.5%
Bear Stearns Alt-A Trust II Series 2007-1, Class 1A1(b)
	$7,216,798	6.250%	09/25/47	$5,412,181
Countrywide Alternative Loan Trust Series 2005-46CB, Class A8
	5,581,529	5.500	10/25/35	5,037,498
Countrywide Home Loan Trust Series 2004-HYB5, Class 2A1(b)
	772,194	4.829	04/20/35	761,382
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1(b)
	1,902,968	4.903	08/20/35	1,535,585
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A(b)
	1,557,477	4.395	06/25/34	1,509,548
Granite Master Issuer PLC Series 2007-1, Class 5A1(b)
GBP	4,450,000	6.068	12/20/54	8,509,269

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A(b)
$10,808,091	6.009%	08/19/36	$8,602,523
Harborview Mortgage Loan Trust Series 2007-4, Class 2A1(b)
11,217,857	2.703	07/19/47	7,631,254
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1(b)
497,516	5.366	08/25/35	411,719
Luminent Mortgage Trust Series 2006-5, Class A1A(b)
1,989,460	2.673	07/25/36	1,464,722
Merrill Lynch Alternative Note Asset Series 2007-AF1, Class AV1(b)
8,966,366	5.660	06/25/37	6,847,995
Morgan Stanley Mortgage Loan Trust Series 2007-15AR, Class 2A1(b)
14,305,708	6.479	11/25/37	11,255,826
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1(b)
2,271,425	4.528	01/25/46	1,750,161
Residential Accredit Loans, Inc. Series 2005-QS13, Class 2A3
3,547,577	5.750	09/25/35	3,214,365
Sequoia Mortgage Trust Series 2004-10, Class A3A(b)
446,291	3.212	11/20/34	418,127
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1(b)
1,123,835	4.380	05/25/34	1,003,784
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2(b)
226,810	5.250	09/25/34	195,781
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1(b)
1,127,728	5.450	11/25/34	961,336
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1(b)
7,847,434	5.028	08/25/47	5,610,915
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR07, Class 2A(b)
4,790,993	4.508	07/25/46	3,224,482
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A(b)
1,479,967	4.448	09/25/46	1,046,563
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A1, Class A1A(b)
2,274,977	4.228	02/25/47	1,720,408

			78,125,424

Commercial Mortgage-Backed Securities — 1.0%
Bear Stearns Commercial Mortgage Securities Series 2007-PW18, Class A4
13,000,000	5.700	06/11/50	12,283,479

Federal Agencies — 25.3%

Adjustable Rate FHLMC(b) — 1.4%
16,957,055	6.125	09/01/37	17,385,797

Adjustable Rate FNMA(b) — 4.9%
22,864,572	5.766	07/01/37	23,390,251
9,590,604	5.831	09/01/37	9,820,807

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(b) — (continued)
$15,446,258	6.608%	09/01/37	$15,838,737
9,207,720	5.987	10/01/37	9,454,322

			58,504,117

FNMA — 19.0%
1,073,220	5.000	01/01/36	1,032,325
65,266	7.000	09/01/36	68,429
683,016	7.000	03/01/37	716,116
1,618,326	7.000	04/01/37	1,696,752
62,195,835	7.000	07/01/37	65,201,211
2,927,086	7.000	08/01/37	3,070,534
658,302	7.000	09/01/37	690,418
1,433,402	7.000	10/01/37	1,498,204
14,770,002	7.500	10/01/37	15,438,056
590,446	6.500	11/01/37	608,251
1,944,563	7.000	11/01/37	2,040,505
11,488,706	7.500	11/01/37	12,138,985
4,395,729	8.000	11/01/37	4,647,289
40,719,758	7.000	12/01/37	42,440,187
42,379,932	7.000	03/01/38	44,470,886
4,000,000	5.000	TBA-15yr(c)	3,833,752
22,258,535	5.500	TBA-15yr(c)	21,938,569
4,000,000	6.000	TBA-15yr(c)	4,035,000
1,117,176	6.500	TBA-15yr(c)	1,149,993
1,000,000	7.000	TBA-15yr(c)	1,048,125

			227,763,587

TOTAL FEDERAL AGENCIES			303,653,501

Home Equity(b) — 0.4%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
49,834	2.853	10/25/34	46,738
Countrywide Alternative Loan Trust Series 2005-38, Class A1
356,360	5.028	09/25/35	276,259
Countrywide Alternative Loan Trust Series 2005-82, Class A1
4,346,828	2.753	02/25/36	3,398,159
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
1,522,094	2.692	03/20/46	1,119,971

			4,841,127

TOTAL MORTGAGE-BACKED OBLIGATIONS			$398,903,531

U.S. Treasury Obligations(d) — 5.2%
Sovereign — 5.2%
United States Treasury Bonds
$19,500,000	7.500%	11/15/24	$26,225,355
8,611,848	1.750	01/15/28	8,193,364

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
Sovereign — (continued)
$26,160,000	5.250%	11/15/28	$28,370,519

			62,789,238

TOTAL U.S. TREASURY OBLIGATIONS			$62,789,238

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stock(b) — 0.1%
BCI US Funding Trust II
870,000	6.348%	07/15/08	$1,356,075

	Exercise	Expiration
Contracts	Rate	Date	Value
Options Purchased — 0.1%
Cross Currency Option
Call HUF 7,577,000
Put EUR 1,856,365,000	245.000	07/08/08	$486,514
Currency Option
Call MXN 11,303,000
Put USD 118,681,500	10.500	07/09/08	208,269
Cross Currency Option
Call CZK 5,472,000
Put EUR 131,328,000	24.000	08/08/08	108,950
Currency Option
Put TRY 7,284,000
Call USD 9,469,200	1.300	08/08/08	53,144
Currency Option
Call MXN 20,970,000
Put USD 213,894,000	10.200	08/19/08	56,682
Currency Option
Call MXN 14,129,000
Put USD 146,941,600	10.400	10/09/08	141,219
Currency Option
Put CNY 11,353,300
Call USD 79,382,274	6.992	10/10/08	12,545
Cross Currency Option
Call SKK 4,885,000
Put EUR 158,762,500	32.500	10/15/08	598,552
Currency Option
Put CNY 18,201,000
Call USD 127,315,995	6.995	10/20/08	21,150

TOTAL OPTIONS PURCHASED			$1,687,025

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligations — 1.5%
Time Deposits — 1.5%
ABN Amro
$3,635,491	2.600%	07/01/08	$3,635,491
Rabobank
13,858,262	2.900	07/01/08	13,858,262

TOTAL SHORT-TERM OBLIGATIONS			$17,493,753

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL — 100.5%			$1,206,168,930

	Interest
Shares	Rate	Value
Securities Lending Collateral(b) — 7.9%
State Street Navigator Securities Lending Prime Portfolio
94,742,800	2.660%	$94,742,800

TOTAL INVESTMENTS — 108.4%		$1,300,911,730

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(101,136,516)

NET ASSETS — 100.0%		$1,199,775,214

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $18,055,796, which represents approximately 1.5% of net assets as of June 30, 2008.
(b) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(c) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $32,005,439 which represents approximately 2.7% of net assets as of June 30, 2008.
(d) All or a portion of security is on loan.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
BBSW	— Australian Bank Bill Swap Reference Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
MTN	— Medium-Term Note
STIB	— Stockholm Interbank Offered Rate

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At June 30, 2008, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Australian Dollar	Purchase	09/17/08	$12,159,766	$12,293,208	$133,442
Brazilian Real	Purchase	07/08/08	3,123,293	3,404,389	281,096
Brazilian Real	Purchase	07/11/08	1,806,000	1,934,933	128,933
Brazilian Real	Purchase	07/14/08	822,453	880,552	58,099
Brazilian Real	Purchase	07/15/08	1,019,547	1,089,371	69,824
Brazilian Real	Purchase	07/18/08	4,783,583	5,053,518	269,935
Brazilian Real	Purchase	07/23/08	1,820,000	1,906,546	86,546
Brazilian Real	Purchase	09/12/08	6,190,946	6,339,786	148,840
Brazilian Real	Sale	09/12/08	2,855,000	2,844,837	10,163
British Pound	Sale	08/21/08	2,582,177	2,579,519	2,658
British Pound	Purchase	09/17/08	14,651,420	14,743,214	91,794
Canadian Dollar	Sale	07/15/08	14,922,291	14,919,453	2,838
Canadian Dollar	Purchase	09/17/08	12,614,000	12,646,499	32,499
Canadian Dollar	Sale	09/17/08	3,533,863	3,516,119	17,744
Chilean Peso	Sale	07/29/08	481,500	439,926	41,574
Chilean Peso	Sale	08/29/08	321,000	293,327	27,673
Chilean Peso	Purchase	10/02/08	1,999,000	2,009,251	10,251
Euro	Purchase	07/09/08	49,202,827	49,774,285	571,458
Euro	Purchase	09/17/08	803,000	803,225	225
Euro	Sale	09/17/08	7,248,101	7,214,878	33,223
Hungarian Forint	Purchase	09/17/08	3,676,354	3,880,397	204,043
Indian Rupee	Sale	07/09/08	1,765,479	1,714,312	51,167
Indian Rupee	Sale	07/15/08	1,811,000	1,718,938	92,062
Indian Rupee	Sale	08/25/08	400,383	399,255	1,128
Indian Rupee	Sale	08/27/08	2,001,466	1,998,405	3,061
Israeli Shekel	Sale	09/17/08	3,623,180	3,591,101	32,079
Japanese Yen	Purchase	09/17/08	16,970,000	17,135,765	165,765
Japanese Yen	Sale	09/17/08	18,362,609	18,333,352	29,257
Mexican Peso	Purchase	08/21/08	4,813,684	4,820,176	6,492
Mexican Peso	Sale	08/21/08	4,823,000	4,820,176	2,824
New Zealand Dollar	Purchase	09/17/08	3,043,049	3,045,970	2,921
New Zealand Dollar	Sale	09/17/08	12,539,333	12,478,334	60,999
Norwegian Krone	Purchase	09/17/08	12,571,000	12,757,411	186,411
Norwegian Krone	Sale	09/17/08	1,865,094	1,865,058	36
Philippine Peso	Purchase	09/18/08	1,191,669	1,194,124	2,455
Polish Zloty	Purchase	09/17/08	6,514,363	6,701,401	187,038
Russian Ruble	Purchase	09/29/08	7,239,000	7,241,349	2,349
Singapore Dollar	Purchase	09/17/08	2,573,321	2,590,820	17,499
South African Rand	Sale	09/17/08	8,727,904	8,694,555	33,349
South Korean Won	Sale	07/03/08	4,094,000	3,854,353	239,647
South Korean Won	Sale	07/11/08	1,794,500	1,767,000	27,500
South Korean Won	Purchase	07/17/08	929,000	929,583	583
South Korean Won	Sale	07/17/08	4,372,150	4,143,008	229,142
South Korean Won	Sale	08/11/08	1,794,500	1,767,132	27,368
South Korean Won	Sale	10/06/08	2,619,635	2,613,717	5,918
Swiss Franc	Purchase	09/17/08	16,159,770	16,534,153	374,383
Swiss Franc	Sale	09/17/08	981,629	978,866	2,763
Taiwan Dollar	Sale	07/30/08	735,418	726,757	8,661
Taiwan Dollar	Sale	08/27/08	1,810,000	1,809,364	636
Turkish Lira	Purchase	09/17/08	972,096	993,764	21,668
Yuan Renminbi	Purchase	08/26/08	1,210,890	1,212,384	1,494
Yuan Renminbi	Sale	08/26/08	1,963,257	1,962,796	461
Yuan Renminbi	Purchase	09/05/08	5,465,070	5,518,519	53,449
Yuan Renminbi	Purchase	09/26/08	2,409,110	2,410,627	1,517

TOTAL					$4,094,940

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Australian Dollar	Sale	07/16/08	$2,512,765	$2,630,468	$(117,703)
Australian Dollar	Sale	09/17/08	12,614,000	12,923,137	(309,137)
Brazilian Real	Sale	07/08/08	3,354,882	3,627,549	(272,667)
Brazilian Real	Sale	07/18/08	3,631,000	3,808,935	(177,935)
Brazilian Real	Sale	07/23/08	1,819,000	1,882,026	(63,026)
Brazilian Real	Sale	09/12/08	2,279,100	2,289,154	(10,054)
British Pound	Sale	08/21/08	54,585,129	55,628,838	(1,043,709)
British Pound	Sale	09/17/08	25,185,000	25,750,251	(565,251)
Canadian Dollar	Purchase	09/17/08	25,334,267	25,255,956	(78,311)
Canadian Dollar	Sale	09/17/08	12,571,000	12,582,513	(11,513)
Danish Krone	Sale	09/12/08	8,329,432	8,470,873	(141,441)
Euro	Purchase	07/09/08	29,383,728	29,331,348	(52,380)
Euro	Sale	07/09/08	473,777,561	480,831,436	(7,053,875)
Euro	Purchase	09/17/08	43,381,469	43,284,548	(96,921)
Euro	Sale	09/17/08	64,851,232	65,713,252	(862,020)
Indian Rupee	Purchase	07/09/08	1,843,000	1,714,311	(128,689)
Indian Rupee	Purchase	07/15/08	1,849,482	1,718,938	(130,544)
Indian Rupee	Sale	08/26/08	1,810,000	1,811,994	(1,994)
Indian Rupee	Purchase	08/27/08	1,819,000	1,815,799	(3,201)
Indian Rupee	Sale	09/25/08	1,810,000	1,810,363	(363)
Japanese Yen	Purchase	07/30/08	34,986,048	34,783,322	(202,726)
Japanese Yen	Sale	07/30/08	171,624,234	174,300,347	(2,676,113)
Japanese Yen	Purchase	09/17/08	16,067,685	16,020,388	(47,297)
Japanese Yen	Sale	09/17/08	3,645,360	3,660,305	(14,945)
Malaysian Ringgit	Purchase	07/21/08	5,891,668	5,804,043	(87,625)
Malaysian Ringgit	Purchase	07/28/08	1,839,952	1,812,324	(27,628)
Malaysian Ringgit	Purchase	09/26/08	1,519,366	1,516,448	(2,918)
Mexican Peso	Sale	09/17/08	8,768,787	8,823,396	(54,609)
Mexican Peso	Purchase	10/16/08	5,861,000	5,853,927	(7,073)
Mexican Peso	Sale	10/16/08	5,848,141	5,853,927	(5,786)
New Zealand Dollar	Sale	09/17/08	15,900,547	15,933,142	(32,595)
Peruvian Nouveau Sol	Purchase	09/10/08	186,000	175,998	(10,002)
Philippine Peso	Sale	09/30/08	1,802,760	1,810,312	(7,552)
Polish Zloty	Sale	08/13/08	7,149,714	7,413,583	(263,869)
South Korean Won	Purchase	07/03/08	1,237,617	1,233,440	(4,177)
South Korean Won	Purchase	07/17/08	3,603,000	3,538,042	(64,958)
Swedish Krona	Sale	09/19/08	6,052,782	6,073,530	(20,748)
Swiss Franc	Purchase	09/17/08	3,663,262	3,646,960	(16,302)
Swiss Franc	Sale	09/17/08	12,862,424	13,106,319	(243,895)
Taiwan Dollar	Purchase	07/23/08	4,135,318	4,105,580	(29,738)
Taiwan Dollar	Sale	07/23/08	586,720	587,173	(453)
Taiwan Dollar	Purchase	07/28/08	1,818,500	1,805,739	(12,761)
Taiwan Dollar	Purchase	07/30/08	6,806,996	6,729,163	(77,833)
Taiwan Dollar	Sale	07/30/08	5,476,000	5,547,139	(71,139)
Taiwan Dollar	Purchase	08/27/08	1,818,500	1,801,532	(16,968)
Turkish Lira	Sale	09/17/08	7,266,405	7,418,346	(151,941)
Yuan Renminbi	Purchase	08/27/08	5,465,089	5,446,682	(18,407)
Yuan Renminbi	Purchase	08/28/08	2,566,000	2,556,531	(9,469)

TOTAL					$(15,300,261)

Open Forward Foreign Cross Currency	Expiration	Purchase	Sale	Unrealized
Contracts with Unrealized Gain (Purchase/Sale)	Date	Current Value	Current Value	Gain

Czech Koruna/Euro	08/12/08	$2,238,688	$2,183,654	$55,034
Hungarian Forint/Euro	07/10/08	1,985,330	1,880,386	104,944

TOTAL				$159,978

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Open Forward Foreign Cross Currency	Expiration	Purchase	Sale	Unrealized
Contracts with Unrealized Loss (Purchase/Sale)	Date	Current Value	Current Value	Loss

Euro/Czech Koruna	08/12/08	$2,183,654	$2,239,146	$(55,492)
Euro/Hungarian Forint	07/10/08	2,604,103	2,687,813	(83,710)
Euro/Hungarian Forint	09/17/08	7,981,686	8,033,752	(52,066)
Euro/Slovakian Koruna	10/17/08	3,748,996	3,940,192	(191,196)

TOTAL				$(382,464)

FORWARD SALES CONTRACTS — At June 30, 2008, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FHLMC	7.000%	TBA-15yr	07/14/08	$1,000,000	$1,048,125
FNMA	6.500	TBA-15yr	07/14/08	9,000,000	9,264,375
FNMA	7.000	TBA-15yr	07/14/08	28,000,000	29,347,500

TOTAL (Proceeds Receivable: $39,557,891)					$39,660,000

FUTURES CONTRACTS — At June 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Australia 10 Year Treasury Bond	98	September 2008	$9,086,726	$204,381
2 Year Euro-Schatz	(73)	September 2008	(11,760,717)	81,374
5 Year Euro-Bobl	319	September 2008	53,127,993	(230,654)
10 Year Euro-Bund	(584)	September 2008	(101,666,840)	1,549,594
Federal Funds	549	November 2008	223,437,999	420,438
Japan 10 Year Treasury Bond	17	September 2008	21,685,266	305,236
U.S. Treasury Bonds	(110)	September 2008	(12,715,313)	19,255
2 Year U.S. Treasury Notes	(479)	September 2008	(101,166,297)	(187,094)
5 Year U.S. Treasury Notes	898	September 2008	99,278,110	418,509
10 Year U.S. Treasury Notes	67	September 2008	7,632,766	3,020

TOTAL				$2,584,059

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS — At June 30, 2008, the Fund had outstanding swap contracts with the following terms:

					Rate Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	by the Fund	Gain (Loss)

Barclays Bank PLC	EUR	47,570	(a)	06/11/10	6 month EURO	5.000%	$543,164	$(114,218)
	GBP	3,700	(a)	12/17/13	5.250%	6 month BP	(269,828)	40,625
	SEK	16,550	(a)	12/17/13	4.750	3 month STIB	(87,363)	1,008
		$19,110	(a)	12/17/13	3 month LIBOR	4.250	236,837	(52,268)
		31,290	(a)	12/17/13	4.250	3 month LIBOR	(401,385)	99,179
	EUR	11,590	(a)	07/04/17	4.750	6 month EURO	(351,975)	(18,168)
		8,410	(a)	12/17/18	6 month EURO	4.750	268,603	35,837
		26,220	(a)	12/17/18	4.750	6 month EURO	147,595	(1,096,753)
	SEK	79,200	(a)	12/17/18	5.000	3 month STIB	(290,197)	(20,970)
		426,200	(a)	12/17/18	3 month STIB	5.000	(1,493,153)	3,167,640
		$9,000	(a)	12/17/18	3 month LIBOR	4.750	19,500	—
		216,875	(a)	12/20/27	6.000	3 month LIBOR	1,972,424	4,914,463
		26,220	(a)	12/20/27	3 month LIBOR	6.000	(304,145)	(528,475)
		36,540	(a)	06/20/28	5.600	3 month LIBOR	141,762	292,014
		9,530	(a)	06/20/28	3 month LIBOR	5.600	(43,192)	(69,941)
		4,070	(a)	12/17/28	5.000	3 month LIBOR	(87,792)	83,584
		6,400	(a)	12/17/28	3 month LIBOR	5.000	180,950	(174,332)
		19,570	(a)	12/17/38	5.000	3 month LIBOR	(155,942)	91,348
	EUR	9,620	(a)	12/17/38	6 month EURO	5.000	(4,514)	—
		9,770	(a)	12/17/38	5.000	6 month EURO	450,287	(359,985)
Citibank NA		$10,000		09/21/11	5.600	3 month LIBOR	12,695	628,524
		75,450	(a)	12/17/11	3 month LIBOR	3.750	(44,440)	982,689
	SEK	29,300	(a)	12/17/13	4.750	3 month STIB	(141,785)	(10,901)
	JPY	3,821,000		04/25/18	1.645	6 month JYOR	—	(632,104)
	EUR	4,070	(a)	12/17/18	6 month EURO	4.750	109,274	38,059
	SEK	38,400	(a)	12/17/18	5.000	3 month STIB	(121,819)	(29,050)
		$113,185	(a)	12/20/27	6.000	3 month LIBOR	1,344,733	2,249,469
		175,690	(a)	12/20/27	3 month LIBOR	6.000	(3,098,171)	(2,480,887)
		13,970	(a)	06/20/28	3 month LIBOR	5.600	(100,725)	(65,116)
	EUR	10,750	(a)	12/17/38	5.000	6 month EURO	571,435	(472,076)
	GBP	4,700	(a)	12/17/38	4.750	6 month BP	160,465	(181,321)
Credit Suisse International (London)	EUR	18,900	(a)	12/17/10	6 month EURO	4.500	413,497	40,944
		31,030	(a)	03/18/11	4.774	6 month EURO	—	(467,718)
		10,340	(a)	03/18/11	4.792	6 month EURO	—	(150,571)
		8,080	(a)	12/17/13	4.500	6 month EURO	(294,847)	(31,274)
	GBP	2,200	(a)	12/17/13	6 month BP	5.250	132,391	3,892
	SEK	75,000	(a)	12/17/13	3 month STIB	4.750	405,151	—
		82,500	(a)	12/17/13	4.750	3 month STIB	67,169	(497,642)
		$6,260	(a)	12/17/13	3 month LIBOR	4.250	123,872	(63,411)
	EUR	30,060	(a)	03/18/16	6 month EURO	4.668	—	940,972
		10,020	(a)	03/18/16	6 month EURO	4.696	—	289,465
		11,240	(a)	12/17/18	6 month EURO	4.750	377,271	36,158
	GBP	3,500	(a)	12/17/18	5.250	6 month BP	(101,974)	(75,587)
	SEK	139,900	(a)	12/17/18	5.000	3 month STIB	(565,486)	(22,994)
		169,600	(a)	12/17/18	3 month STIB	5.000	(307,618)	973,956
		$12,080	(a)	12/17/18	4.750	3 month LIBOR	126,357	(179,291)
	EUR	11,930	(a)	03/18/24	4.934	6 month EURO	—	(304,595)
		3,980	(a)	03/18/24	4.965	6 month EURO	—	(82,347)
		$137,940	(a)	12/20/27	3 month LIBOR	6.000	(282,002)	(4,098,291)
		17,850	(a)	12/20/27	6.000	3 month LIBOR	57,120	509,709

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS — (continued)

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	by the Fund	Gain (Loss)

Credit Suisse International (London)		$8,720	(a)	06/20/28	3 month LIBOR	5.600%	$(38,166)	$(65,352)
		8,720	(a)	06/20/28	5.600%	3 month LIBOR	85,369	18,148
		2,710	(a)	12/17/28	5.000	3 month LIBOR	(56,810)	54,008
		19,340	(a)	12/17/28	3 month LIBOR	5.000	(234,177)	254,173
	EUR	24,430	(a)	12/17/38	5.000	6 month EURO	1,144,327	(930,886)
		$35,560	(a)	12/17/38	3 month LIBOR	5.000	(261,447)	459,705
Deutsche Bank Securities, Inc.	EUR	152,900	(a)	06/11/10	5.000	6 month EURO	115,997	(1,494,721)
		$69,320	(a)	11/22/10	3 month LIBOR	4.170	—	(385,437)
	EUR	87,940	(a)	12/17/10	4.500	6 month EURO	432,106	(2,546,579)
	JPY	2,245,000	(a)	12/17/10	1.160	6 month JYOR	—	(74,881)
		4,387,000	(a)	12/17/10	1.181	6 month JYOR	—	(129,169)
		6,289,000	(a)	12/17/10	1.183	6 month JYOR	—	(183,662)
		$96,790	(a)	12/17/10	3.500	3 month LIBOR	8,790	(802,274)
	CAD	4,170	(a)	12/17/13	3 month CDOR	4.000	11,199	8,322
		$61,130	(a)	11/20/15	4.830	3 month LIBOR	—	808,120
	JPY	1,420,000	(a)	12/17/15	6 month JYOR	1.641	—	73,261
		2,920,000	(a)	12/17/15	6 month JYOR	1.691	—	60,617
		2,778,000	(a)	12/17/15	6 month JYOR	1.699	—	43,393
		1,063,000	(a)	12/17/15	6 month JYOR	1.703	—	14,498
	EUR	37,270	(a)	07/04/17	6 month EURO	4.750	60,856	1,129,415
	JPY	2,549,000		06/16/18	6 month JYOR	2.075	—	(479,064)
	EUR	53,210	(a)	12/17/18	4.750	6 month EURO	981,632	(2,907,822)
		$13,480	(a)	12/20/27	3 month LIBOR	6.000	(376,510)	(51,549)
		17,000	(a)	11/22/38	3 month LIBOR	5.258	—	(603,178)
	EUR	6,180	(a)	12/17/38	6 month EURO	5.000	(78,729)	—
		25,220	(a)	12/17/38	5.000	6 month EURO	817,979	(584,877)
	JPY	285,000	(a)	12/17/38	2.540	6 month JYOR	—	3,032
		588,000	(a)	12/17/38	2.585	6 month JYOR	—	59,539
		559,000	(a)	12/17/38	2.594	6 month JYOR	—	66,396
		216,000	(a)	12/17/38	2.595	6 month JYOR	—	26,221
		$36,980	(a)	12/17/38	3 month LIBOR	5.000	(268,840)	475,015
		8,670	(a)	12/17/38	5.000	3 month LIBOR	(6,571)	—
JPMorgan Securities, Inc.	EUR	50,830	(a)	06/11/10	6 month EURO	5.000	474,912	(16,570)
		21,640	(a)	12/17/10	6 month EURO	4.500	456,173	64,150
		105,120	(a)	12/17/10	4.500	6 month EURO	517,010	(3,044,567)
	AUD	8,770	(a)	12/17/13	6 month BBSW	7.500	(58,802)	109,014
		$46,290	(a)	12/17/13	3 month LIBOR	4.250	(146,989)	594,069
	EUR	12,390	(a)	07/04/17	4.750	6 month EURO	(299,642)	(96,050)
		6,090	(a)	12/17/18	6 month EURO	4.750	184,970	35,487
		20,350	(a)	12/17/18	4.750	6 month EURO	335,209	(1,071,874)
	SEK	57,900	(a)	12/17/18	5.000	3 month STIB	(201,465)	(22,565)
		10,780	(a)	12/17/38	6 month EURO	5.000	(532,250)	432,613
		$15,070	(a)	12/17/38	5.000	3 month LIBOR	(447,686)	363,666
Lehman Brothers International (Europe)	EUR	54,500	(a)	06/11/10	6 month EURO	5.000	428,422	63,013
		23,120	(a)	12/17/10	6 month EURO	4.500	499,624	56,285
	JPY	3,846,000	(a)	12/17/10	1.188	6 month JYOR	—	(108,770)
	EUR	30,310	(a)	03/18/11	4.328	6 month EURO	—	(836,814)
		20,320	(a)	03/18/11	4.400	6 month EURO	—	(519,807)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS — (continued)

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	by the Fund	Gain (Loss)

Lehman Brothers International (Europe)	JPY	2,437,000	(a)	12/17/15	6 month JYOR	1.709%	$—	$23,431
	EUR	19,380	(a)	03/18/16	6 month EURO	4.470	—	943,012
		28,910	(a)	03/18/16	6 month EURO	4.500	—	1,330,862
		13,290	(a)	07/04/17	4.750%	6 month EURO	(261,358)	(163,078)
		7,660	(a)	03/18/24	4.793	6 month EURO	—	(365,647)
		11,430	(a)	03/18/24	4.875	6 month EURO	—	(397,853)
		$19,880	(a)	12/20/27	6.000	3 month LIBOR	(2,314)	633,606
		21,170	(a)	12/20/27	3 month LIBOR	6.000	(342,987)	(329,269)
		31,830	(a)	06/20/28	3 month LIBOR	5.600	(249,630)	(128,232)
	EUR	30,430	(a)	12/17/38	6 month EURO	5.000	(1,125,402)	882,461
		27,130	(a)	12/17/38	5.000	6 month EURO	877,285	(626,530)
	JPY	493,000	(a)	12/17/38	2.648	6 month JYOR	—	111,969
		$42,270	(a)	12/17/38	5.000	3 month LIBOR	(520,250)	289,311
		39,920	(a)	12/17/38	3 month LIBOR	5.000	(288,163)	510,729
Merrill Lynch Capital Markets	CAD	15,460		06/03/13	3.756	3 month CDOR	—	(148,007)
		15,460		6/04/13	3.681	3 month CDOR	—	(198,077)
		19,430		6/11/13	4.053	3 month CDOR	—	60,641
		12,480	(a)	12/17/13	4.000	3 month CDOR	33,028	(91,452)
	JPY	939,000		04/27/18	1.673	6 month JYOR	—	(134,212)
Morgan Stanley Capital Services, Inc.	EUR	123,290	(a)	12/17/13	6 month EURO	4.500	(1,479,669)	6,455,844
	JPY	2,073,000		04/25/18	1.624	6 month JYOR	—	(382,877)
	SEK	169,600	(a)	12/17/18	3 month STIB	5.000	(266,847)	933,185
		$29,910	(a)	12/20/27	6.000	3 month LIBOR	281,673	668,123
		23,200	(a)	12/20/27	3 month LIBOR	6.000	(240,351)	(496,368)
	EUR	15,000	(a)	12/17/38	6 month EURO	5.000	(270,877)	78,633
		$10,000	(a)	12/17/38	5.000	3 month LIBOR	7,875	—
Royal Bank of Canada	CAD	14,330		04/23/13	3 month CDOR	3.740	—	136,352
		28,660		04/24/13	3 month CDOR	3.826	—	163,754
		14,310	(a)	04/25/13	3 month CDOR	3.899	—	35,371
		18,150		04/29/13	3 month CDOR	3.802	—	126,664
		10,580		04/30/13	3 month CDOR	3.750	—	98,580
		11,200		06/05/13	3.793	3 month CDOR	—	(87,304)
		14,340		06/10/13	4.080	3 month CDOR	—	62,157
		30,210	(a)	12/17/13	3 month CDOR	4.000	131,051	5,197
Royal Bank of Scotland		$35,500	(a)	12/17/13	4.250	3 month LIBOR	(109,734)	(233,133)
	EUR	4,590	(a)	12/17/18	6 month EURO	4.750	145,553	20,604
	GBP	9,210	(a)	12/17/18	6 month BP	5.250	(178,020)	645,259
	SEK	43,600	(a)	12/17/18	5.000	3 month STIB	(159,451)	(9,249)
		$5,000	(a)	12/17/28	3 month LIBOR	5.000	31,269	(26,099)
	EUR	9,640	(a)	12/17/38	6 month EURO	5.000	(271,329)	182,229
		$13,230	(a)	12/17/38	5.000	3 month LIBOR	(73,533)	(228)
UBS AG (London)	GBP	2,880	(a)	12/17/13	5.250	6 month BP	(173,511)	(4,896)
		5,930	(a)	12/17/13	6 month BP	5.250	(7,900)	375,245

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS — (continued)

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	by the Fund	Gain (Loss)

UBS AG (London)	JPY	4,538,000	(a)	12/17/13	1.500%	6 month JYOR	$(122,654)	$(42,814)
		983,000	(a)	12/17/13	6 month JYOR	1.500%	75,110	(38,017)
	SEK	16,060	(a)	12/17/13	3 month STIB	4.750	42,668	41,131
		$6,400	(a)	12/17/13	4.250	3 month LIBOR	3,533	(65,346)
	EUR	48,990	(a)	12/17/15	4.500	6 month EURO	346,195	(2,710,070)
	JPY	3,577,000		06/13/18	6 month JYOR	2.099	—	(749,261)
		1,393,000	(a)	12/17/18	2.000	6 month JYOR	75,659	(2,425)
		1,393,000	(a)	12/17/18	6 month JYOR	2.000	(71,573)	—
		$3,000	(a)	12/17/28	3 month LIBOR	5.000	10,323	(7,221)
		17,060	(a)	12/17/38	3 month LIBOR	5.000	(125,931)	221,045

TOTAL							$(1,419,572)	$(947,329)

WRITTEN OPTIONS — At June 30, 2008, the Fund had outstanding written options as follows:

	Exercise	Expiration
Type	Rate	Month	Value

Currency Option
Put TRY 7,284,000	$1.350	August 2008	$(19,201)
Call USD 9,833,400
Currency Option
Call MXN 14,129,000	10.400	October 2008	(130,481)
Put USD 146,941,600

TOTAL (Premiums Received $210,979)			$(149,682)

TAX INFORMATION — At June 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$1,290,006,232

Gross unrealized gain	50,390,292
Gross unrealized loss	(39,484,794)

Net unrealized security gain	$10,905,498

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. The Funds’ investments for which market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) or Goldman Sachs Asset Management International (“GSAMI”), believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

     In addition, GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what they believe to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation: and regulatory news such as governmental approvals.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Fair Value Measurement — In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) which provides guidance in using fair value to measure investment assets and liabilities. The Funds adopted FAS 157 as of the beginning of April 2008. FAS 157 establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1- Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2- Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable either directly or indirectly;

Level 3- Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

As required by FAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Fund invest:

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

	Core Fixed Income
		Other		Other
	Investments in Securities	Investments-	Investments in Securities	Investments-
Level	Long-Assets	Assets	Short-Liabilities	Liabilities
Level 1	$55,052,955	$8,249,815	$—	$(971,089)
Level 2	2,577,054,277	23,749,679	(181,698,750)	(38,905,231)
Level 3	4	—	—	—
Total	$2,632,107,236	$31,999,494	$(181,698,750)	$(38,876,320)

	Core Plus Fixed Income
		Other		Other
	Investments in Securities	Investments-	Investments in Securities	Investments-
Level	Long-Assets	Assets	Short-Liabilities	Liabilities
Level 1	$3,018,383	$365,933	$—	$(197,345)
Level 2	133,166,311	1,370,131	(1,971,250)	(13,269,128)
Level 3	108,457	—	—	—
Total	$136,293,151	$1,736,064	$(1,971,250)	$(13,466,473)

	Global Income
		Other		Other
	Investments in Securities	Investments-	Investments in Securities	Investments-
Level	Long-Assets	Assets	Short-Liabilities	Liabilities
Level 1	$582,965,915	$3,001,807	$—	$(417,478)
Level 2	717,945,815	41,953,381	(39,809,682)	(55,748,089)
Level 3	—	—	—	—
Total	$1,300,911,730	$44,955,188	$(39,809,682)	$(56,165,567)

The following is a reconciliation of Level 3 investments for the period ended June 30, 2008:

		Core Plus Fixed
	Core Fixed Income	Income
	Investments in	Investments in
	Securities Long-	Securities Long-
LEVEL 3	Assets	Assets
Beginning Balance as of April 1, 2008	$28,503,559	$515,431
Realized gain (loss)	—	(32)
Change in unrealized gain (loss)	(2)	(4,294)
Net purchase (sales)	—	(376)
Net transfers in and/or out of Level 3	(28,503,553)	(402,272)
Ending Balance as of June 30, 2008	$4	$108,457

Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest, dividends and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain (loss) on securities and on foreign currency related transactions. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
     Non U.S. Currency symbols utilized throughout the report are defined as follows:

AUD	—	Australian Dollar
ARS	—	Argentine Peso
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
DEM	—	German Mark
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pounds
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SKK	—	Slovakian Koruna
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2008, the Funds had segregated sufficient cash and/or securities to cover any commitments under these contracts.

Forward Sales Contracts — The Funds may enter into forward security sales of mortgage-backed securities in which the Fund sells securities in the current month for delivery of securities defined by pool stipulated characteristics on a specified future date. The value of the contract is recorded as an asset and a liability on the Funds’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.

     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Mortgage- and Asset-Backed Securities — Certain Funds may invest in mortgage and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, Real Estate Mortgage Investment Conduit pass-through or participation certificates, and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.

     The value of some mortgage- and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage- or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities present credit risks that are generally not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage- and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ‘‘IO’’ and/or the high coupon rate with relatively low principal amount, or ‘‘IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ‘‘PO’’), from a pool of mortgage loans. Payment received for IO’s are included in interest income on the Funds’ Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for PO’s, typically monthly, are treated as reductions to the cost basis of the securities held. All gains and losses resulting from principal payments are classified as interest income in the accompanying Statements of Operations.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial and tax reporting purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.

Options — The Funds may write and/or purchase call and put options on futures, currencies, securities or any securities index consisting of securities in which the Funds may invest. When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. Options on a future may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, security or currency transaction which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over-the counter options are subject to risk that the counterparty may default on its obligations, which could result in a loss to the Funds.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2008, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Principal
Fund	Amount

Core Fixed Income	$53,300,000

Core Plus Fixed Income	8,400,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,000,000,000	2.75%	07/01/08	$2,000,152,778

Banc of America Securities LLC	3,945,000,000	2.65	07/01/08	3,945,290,396

Banc of America Securities LLC	500,000,000	2.25	07/01/08	500,031,250

Barclays Capital, Inc.	2,100,000,000	2.70	07/01/08	2,100,157,500

Credit Suisse Securities (USA) LLC	180,000,000	2.55	07/01/08	180,012,750

Deutsche Bank Securities, Inc.	3,500,000,000	2.70	07/01/08	3,500,262,500

Greenwich Capital Markets	375,000,000	2.75	07/01/08	375,028,646

JPMorgan Securities	2,500,000,000	2.70	07/01/08	2,500,187,500

Lehman Brothers Holdings, Inc.	4,423,900,000	2.65	07/01/08	4,424,225,648

Merrill Lynch & Co., Inc.	1,000,000,000	2.50	07/01/08	1,000,069,444

Morgan Stanley & Co.	500,000,000	2.50	07/01/08	500,034,722

UBS Securities LLC	4,000,000,000	2.70	07/01/08	4,000,300,000

TOTAL				$25,025,753,134

At June 30, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.270% to 3.500%, due 04/14/09 to 02/05/10; Federal Home Loan Mortgage Corp., 4.000% to 16.250%, due 11/01/08 to 04/01/38; Federal National Mortgage Association, 3.150% to 16.000%, due 07/01/08 to 07/01/48 and Government National Mortgage Association, 6.000%, due 01/15/38. The aggregate market value of the collateral, including accrued interest, was $25,578,123,127.

Securities Lending - The Funds may lend their securities through an agreement with their custodian, State Street Bank and Trust Company (“SSB”). In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, in accordance with the Funds’ valuation policies or, if applicable, by the valuation procedures established by the Trust’s Board of Trustees, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     The Funds invest the cash collateral received in connection with securities lending transactions in the State Street Navigator Securities Lending Prime Portfolio (the “Portfolio”). The Portfolio is a private, registered money market fund and is managed by State Street Global Advisors (“SSgA”). The Portfolio has been established primarily for the investment of cash collateral on behalf of funds participating in SSB’s securities lending program and complies with the requirements of Rule 2a-7 of the 1940 Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and SSB receive compensation relating to the lending of the Funds’ securities.

Securities purchased on a when-issued or delayed-delivery basis — The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The Funds may be required to post collateral under the terms of a swap contract. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized on the Statements of Assets and Liabilities. When entering into swap contracts, the Funds must “set aside” liquid assets or engage in other appropriate measures to “cover” its obligations under the swap contract. The Funds may invest in the following type of swaps:

     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A total return swap is an agreement that gives the Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Funds may also be required to pay the dollar value of that decline to the counterparty.
     Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically a corporate issuer or an issuer within an index on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of a corporate issuer or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. If the Fund enters into a buy contract and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Operations. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps, which are recorded as realized gain or loss on the termination date. Periodic payments received or made on swap contracts are recorded as realized gains or losses on the Statements of Operations. Gains or losses are also realized upon early termination of the swap agreements, or, with respect to credit default swaps, when a credit event occurs, and are recorded as realized gains from swaps on the Statements of Operations.

Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (TIPS), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers (“CPIU”). The adjustments to principal due to inflation are reflected as interest income on the Statements of Operations. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 29, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	August 29, 2008

* Print the name and title of each signing officer under his or her signature.